[MH&M Final]

[Translation]

                        SECURITIES REGISTRATION STATEMENT

        LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND
                                     (2385)

                        SECURITIES REGISTRATION STATEMENT

To:      Director of the Kanto
         Local Finance Bureau
                                              Filing Date of SRS: March 31, 2006

Name of the Registrant Trust:          LOOMIS SAYLES FUNDS II

Name and Official Title of             Michael C. Kardok
the Representative:                    Treasurer of the Trust

Address of Principal Office:           399 Boylston,
                                       Boston, Massachusetts 02116
                                       U. S. A.

Name and Title of Registration Agent:  Harume Nakano
                                       Attorney-at-Law
                                              (Seal)

                                       Ken Miura
                                       Attorney-at-Law
                                              (Seal)

Address or Place of Business           Mori Hamada & Matsumoto
                                       Marunouchi Kitaguchi Building,
                                       6-5, Marunouchi 1-chome
                                       Chiyoda-ku, Tokyo

Name of Liaison Contact:               Harume Nakano
                                       Ken Miura
                                       Attorneys-at-Law

Place of Liaison Contact:              Mori Hamada & Matsumoto
                                       Marunouchi Kitaguchi Building,
                                       6-5, Marunouchi 1-chome
                                       Chiyoda-ku, Tokyo

Phone Number:                          03-6212-8316

                    Public Offering or Sale for Registration
                    -----------------------------------------

Name of the Fund Making Public      LOOMIS SAYLES INVESTMENT GRADE
Offering or Sale of Foreign         BOND FUND
Investment Fund Securities:

Aggregate Amount of                 Shares of a series of a diversified open-end
Foreign Investment Fund Securities  management investment company organized as a
to be Publicly Offered or Sold:     Massachusetts business trust;

                                    Up to 1,300 million dollars (approximately
                                    153.0 billion yen)

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=[Yen]117.75 the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of January 31, 2006.

               Places where a copy of this Securities Registration
                  Statement is available for Public Inspection

                                 Not applicable.

                                    CONTENTS
                                    --------

PART I.   INFORMATION CONCERNING SECURITIES

PART II.  INFORMATION CONCERNING FUND

I.   DESCRIPTION OF THE FUND

II.  FINANCIAL HIGHLIGHTS

III. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES

IV.  ITEMS OF DETAILED INFORMATION OF THE FUND

PART III. DETAILED INFORMATION OF THE FUND

I.   ADDITIONAL INFORMATION OF THE FUND

II.  PROCEDURES, ETC.

III. MANAGEMENT OF THE FUND

IV.  FINANACIAL CONDITIONS OF THE FUND

V.   RESULT OF SALE AND REPURCHASE

PART IV.  SPECIAL INFORMATION

I.   OUTLINE OF THE TRUST

II.  OUTLINE OF THE OTHER RELATED COMPANIES

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

IV.  FORM OF FOREIGN INVESTMENT FUND SECURITIES

V.   MISCELLANEOUS

PART I.   INFORMATION CONCERNING SECURITIES

1.   NAME OF FUND:                     LOOMIS SAYLES INVESTMENT GRADE BOND FUND
                                       (hereinafter referred to as the "Fund")

2.   NATURE OF FOREIGN                 Five classes of shares (Class J Shares,
     INVESTMENT FUND                   Class A Shares, Class B Shares, Class C
     SECURITIES CERTIFICATES:          Shares and Class Y Shares)
                                       Registered Shares without par value
                                       In Japan Class J Shares (hereinafter
                                       referred to as the "Shares"), which are
                                       open-end type, are for public offering.
                                       No rating has been acquired.

3.   TOTAL AMOUNT OF                   Up to 1,300 million dollars
     OFFERING PRICE:                   (approximately 153.0 billion yen)
     (IN JAPAN)

     Note 1: Dollar amount is translated for convenience at the rate of $1.00=[yen]117.75 (the mean of the exchange rate quotations by The Bank of Mitsubishi Tokyo UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of January 31, 2006). The same applies hereinafter.

     Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

4.   ISSUE PRICE:                      Net Asset Value per Share next calculated
                                       on the day on which the Fund has received such application

     Note: Issue prices are available at the places of subscription mentioned in 8 below.

5.   SALES CHARGE:                     3.15% (3.00% without tax) of the Sales
                                       Price.  The Sales Price means the Issue
                                       Price divided by 0.995 (rounded to the
                                       third decimal place).

6.   MINIMUM AMOUNT OR                 The minimum amount for purchase of
     NUMBER OF SHARES                  Shares is 100 shares and shares may be
     FOR SUBSCRIPTION:                 purchased in integral multiples of 100
                                       shares.

7.   PERIOD OF SUBSCRIPTION:           from April 1, 2006 (Saturday) to March
                                       30, 2007 (Friday)
                                       Provided that the subscription is handled only on a Fund Business Day and a business day when the Distributors in Japan are open for business in Japan.
                                       It is expected that the Fund will reject purchase orders in excess of U.S. $5 million on each of the five Fund Business
                                       Days preceding the ex-dividend day of
                                       each month.

     Note: A "Fund Business Day" is any day on which the New York Stock Exchange is open for business.

8.   PLACE OF SUBSCRIPTION:            Marusan Securities Co., Ltd. (hereinafter
                                       referred to as "Marusan")
                                       5-2, Nihonbashi 2-chome, Chuo-ku, Tokyo
                                       SMBC Friend Securities Co., Ltd.
                                       (hereinafter referred to as " SMBC
                                       Friend")
                                       7-12, Nihonbashi Kabutocho, Chuo-ku,
                                       Tokyo Mitsubishi UFJ Securities Co., Ltd.
                                       (hereinafter referred to as "Mitsubishi
                                       UFJ")
                                       4-1, Marunouchi 2-chome, Chiyoda-ku,
                                       Tokyo (hereinafter the above three
                                       companies referred to as "Distributors in Japan" collectively or as "Distributor in Japan" severally.)

     Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

9.   DATE OF PAYMENT:                 Investors shall pay the Sales Price and
                                      Sales Charge to the Distributors in Japan
                                      within 4 business days in Japan when the
                                      Distributors in Japan confirm the
                                      execution of the order.
10.  PLACE OF PAYMENT:                Marusan Securities Co., Ltd.
                                      5-2, Nihonbashi 2-chome, Chuo-ku, Tokyo
                                      SMBC Friend Securities Co., Ltd.
                                      7-12, Nihonbashi Kabutocho, Chuo-ku, Tokyo
                                      Mitsubishi UFJ Securities Co., Ltd
                                      4-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo
                                      The total Issue Price will be transferred by the Distributors in Japan to the account of the Fund at State Street Bank and Trust Company, the custodian, within 3 Fund Business Days from (and including) the day on which the application becomes effective.

11.  MATTERS CONCERNING THE TRANSFER AGENT: Not applicable.

12.  MISCELLANEOUS:

(A)  Deposit for subscription:

     None.

(B)  Outline of Underwriting, etc.:

     (a) The Distributors in Japan will undertake to make a public offering of Shares in accordance with an agreement dated May 4, 1999 with Loomis Sayles Distributors, L.P. (hereinafter referred to as the "Distributor") in connection with the sale of the Shares in Japan.

     (b) During the public offering period, the Distributors in Japan will execute or forward the purchase orders of the Shares received directly or indirectly through other Sales Handling Companies (hereinafter, together with the Distributors in Japan, referred to as "Sales Handling Companies") to the Fund.

     (c)  The Fund has appointed Marusan as the Agent Company in Japan.

       Note: "The Agent Company" shall mean a securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other sales handling companies (the "Sales Handling Companies") rendering such other services.

(C)  Method of Subscription:

          Investors who subscribe to Shares shall enter into a Sales Handling Company agreement concerning transactions of foreign securities. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and the investors shall submit to the Sales Handling Company an application for requesting the opening of a transactions account under the Contract. The subscription amount shall be paid in yen in principle and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Sales Handling Company.

(D)  Expenses summary:

          The following tables describes the fees and expenses that investors may pay if investors buy and hold shares of the Fund as of the fiscal year ended September 30, 2005.

     Shareholder Fees (Fees paid directly from investors' investment)
     ----------------------------------------------------------------

     -------------------------------------------------------------------------------------------------------
                                       Maximum Sales Charge (Load) Imposed on Purchases (as a
     Class of Fund Shares              percentage of offering price)
     -------------------------------------------------------------------------------------------------------
     Class J                                               3.50%
     -------------------------------------------------------------------------------------------------------

     Annual Fund Operating Expenses (Expenses that are deducted from Fund assets, as a percentage of daily net assets)

     ----------------------------------------------------------------------------------------------------------------
     Fund              Management     Distribution   Other        Total Annual        Fee Waiver/        Net
                       Fees (1)       and            Expenses*    Fund Operating      Reimbursement**    Expenses
                                      Services       (3)          Expenses            (5)                (6)((4)-(5))
                                      (12b-1)                     (4) ((1)+(2)+(3))
                                      fees (2)
     ----------------------------------------------------------------------------------------------------------------
     Loomis
     Sayles            0.40%          0.75%          0.18%        1.33%               0.03%              1.30%
     Investment
     Grade
     Fund
       Class J
     ----------------------------------------------------------------------------------------------------------------

     * Other expenses have been restated to reflect current fees and expenses.

     ** Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.30% of the Fund's average daily net assets for Class J shares. This undertaking is in effect through January 31, 2007, and is reevaluated on an annual basis thereafter. Without this undertaking expenses would have been higher.
     ---------------------------------------------------------------------------

     EXAMPLE*
     --------

          The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help investors compare the cost of investing in a Fund with the cost of investing in other mutual funds.

          This example makes certain assumptions. It assumes that investors invest $10,000 in the Fund for the time periods shown and then redeem all investors' shares at the end of those periods. This example also assumes that investors' investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Please remember that this example is hypothetical, so that investors' actual costs and returns may be higher or lower.

     ------------------------------------------------------------------------------------------------------------
     Fund                                          1 year*      3 years*      5 years*          10 years*
     ------------------------------------------------------------------------------------------------------------
     Loomis Sayles  Invetment Grade Bond Fund -    $478         $754          $1,051            $1,893
     Class J
     ------------------------------------------------------------------------------------------------------------
     * The example is based on the Net Expenses for the 1-year period and on the Total Annual Fund Operating
     Expenses for the remaining periods.
     ------------------------------------------------------------------------------------------------------------

(E) Offerings other than in Japan:

          In parallel with the Public Offering in Japan of the Fund's Class J Shares, Class A Shares, Class B Shares, Class C Shares and Class Y Shares will be offered in the United States of America.

PART II.  INFORMATION CONCERNING FUNDS

I.   DESCRIPTION OF THE FUND

l.   NATURE OF THE FUND

(1)  Objects and Basic Nature of the Fund

          The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

          The Fund is a series of Loomis Sayles Funds II (the "Trust").

          The Trust, registered with the United States Securities and Exchange Commission ("SEC") as an open-ended management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991. Each series of the Trust is diversified. The Trust currently has 12 series: Loomis Sayles Aggressive Growth Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Research Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Global Markets Fund (formerly known as Loomis Sayles Worldwide Fund).

          The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of the Fund. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The Declaration of Trust further permits the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When an investor invests in a Fund, the investor acquires freely transferable shares of beneficial interest that entitle the investor to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share the investor owns at shareholder meetings. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

          The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all Funds.

               The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. The Fund currently offers Class J, Class A, Class B, Class C and Class Y Shares. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes. Shareholders' investments in such an additional or merged series would be evidenced by a separate series of shares (i.e., a new "fund").

              The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the Trust or any Fund upon written notice to its shareholders.

(2)  Structure of the Fund

(A)  Structure of the Fund

                             ----------------------
                             Loomis Sayles Funds II
                                   ("Trust")
                             ----------------------

     ------------------------------------------------
     Loomis Sayles Investment Grade Bond Fund Class J
     ("Fund")                                         --------------------------------|
     ------------------------------------------------                |                |
                                                                     |                |
                                                                     |           Shareholder
                                                                     |          Servicing and
                             ----------------------                  |          Transfer Agent
                                    Trustees                         |           Agreement
                                                                     |                |
              |-------------     (Agreement and                      |                |
              |              Declaration of Trust)                   |                |
              |              ----------------------                  |                |
              |                     |    |    |                      |                |
          Distribution              |    |    |                   Custody             |
          Agreement                 |    |    |                   Contract            |
              |                     |    |    |                      |                |
        --------------              |    |    |                   ------------------------
                                    |    |    |                          Custodian
         Distributor                |    |    |                    Shareholder Servicing,
                                    |    |    |                     Transfer and Dividend
                                    |    |    |                         Paying Agent
        --------------              |    |    |                   ------------------------
                                    |    |    |
    --------------------            |    |    |         --------------------------------------------
     Loomis Sayles                  |    |    |                  State Street Bank and Trust
     Distributors, L.P.             |    |    |                           Company
                                    |    |    |               (acts as custodian and shareholder
     (acts as                       |    |    |                servicing, transfer and dividend
     distributor)                   |    |    |                 paying agent in connection with
    --------------------            |    |    |                 Class J of the Fund)
             |                      |    |    |         --------------------------------------------
     Distribution, Repurchase       |    |    |---------------------------------|
     and Shareholder                |    |                                      |
     Servicing Agreement       |----|    |--------------|                       |
             |                 |                        |                       |
             |               Agent Company        Administrative        Advisory Agreement
             |               Agreement              Services                    |
             |                 |                        |                       |
             |                 |                        |                       |
             |                 |                        |                       |
     ------------------------------           -----------------------   -----------------------------
     Distributor in Japan                     Administrative            Investment
     Agent Company                            Services Agent            Management Company
     ------------------------------           -----------------------   -----------------------------

     ------------------------------           -----------------------   -----------------------------
     Marusan Securities Co., Ltd.             IXIS Asset Management     Loomis, Sayles & Company, L.P.
     (forwarding of sales in                  Advisors, L.P.            (acts as investment management
     Japan and rendering of                   (acts as administrative   of the Fund and investment
     service as agent company)                service agent of the      adviser concerning the Fund's
                                              Fund)                     assets)
     ------------------------------           -----------------------   -----------------------------

(B) Names of the Investment Management Company and the affiliated companies of Class J shares of the Fund, their roles in management of the Fund, and summary of agreements concluded between the Trust or the Fund and related companies are as follows:

---------------------------------------------------------------------------------------------------------------------
     Role in management                  Name                              Outline of the Agreement
        of the Fund
---------------------------------------------------------------------------------------------------------------------
Investment                    Loomis, Sayles & Company,    Under the Advisory  Agreement (Note 1) dated December 30,
Management Company            L.P.                         1996  concluded  with the Trust,  it  renders  investment
                                                           management services to the Fund and investment  adviser's
                                                           services concerning the Fund's assets
---------------------------------------------------------------------------------------------------------------------
Administrative Services       IXIS Asset Management        The Administrative Services Agreement (Note 2) was
Agent                         Advisors, L.P.               originally entered between the Trust and Loomis, Sayles
                                                           and Company, L.P. on May 8, 2000. Loomis, Sayles and
                                                           Company, L.P. subsequently assigned the agreement to
                                                           IXIS Management Services Company. (formerly CDC IXIS
                                                           Management Services, Inc.) on July 1, 2003.  Effective
                                                           January 1, 2005, IXIS Asset Management Advisors, L.P.
                                                           became the administrative services agent pursuant to a
                                                           new administrative services agreement with the Trust.
---------------------------------------------------------------------------------------------------------------------
Custodian                     State Street Bank and        Under the  Custodian  Contract  (Note 3) dated  April 23,
Shareholder Servicing,        Trust Company                1991 and the Transfer Agency and Service  Agreement (Note
Transfer and Dividend                                      4) dated April 27, 1999,  both  concluded with the Trust,
Paying Agent                                               State Street Bank and Trust Company,  which is located in
                                                           Boston, Massachusetts,  acts as Custodian and Shareholder
                                                           Servicing,  Transfer and Dividend Paying  Servicing Agent
                                                           of the Fund.
---------------------------------------------------------------------------------------------------------------------
Agent Company                 Marusan Securities Co.,      The Agent Company,  a securities company in Japan acts as
                              Ltd.                         the  agent  company  under the  Agent  Company  Agreement
                                                           (Note 5) concluded with the Trust on May 4, 1999.
---------------------------------------------------------------------------------------------------------------------

(Note 1) "Advisory Agreement" shall mean an agreement pursuant to which an Investment Management Company agrees to provide investment management services for the assets of the Fund.

(Note 2) "Administrative Services Agreement" shall mean an agreement pursuant to which an Administrative Service Agent agrees to perform or arrange the various accounting, administrative, compliance and legal services.

(Note 3) "Custodian Contract" shall mean that a Custodian agrees to provide services as Custodian for the assets of the Fund.

(Note 4) "Transfer Agency and Service Agreement" shall mean an agreement pursuant to which a Shareholder Servicing, Transfer and Dividend Paying Agent agrees to provide such services as receiving purchase orders or redemption requests of shares, effecting transfer of shares and preparing/transmitting payments for dividends and distributions declared.

(Note 5) "Agency Company Agreement" shall mean an agreement pursuant to which the Agent Company in Japan agrees to distribute the prospectuses regarding the shares of the Sub-Fund, publication of the net asset value per share and the distribution of the documents such as the financial statements and other documents to be required in accordance with the provisions of the applicable laws and regulations of Japan and/or the rules of the Japan Securities Dealers' Association

(C)  Outline of the Trust

     (i)  Law of Place of Incorporation
          The Trust is a Massachusetts business trust organized in Massachusetts, U.S.A. on February 20, 1991. Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
          The Trust is an open-end, diversified management company under the Investment Company Act of 1940.

     (ii) Purpose of the Trust
          The purpose of the Trust is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character and to carry on such other businesses as the Trustees may from time to time determine pursuant to their authority under the Declaration of Trust.

               (iii)    Amount of Capital Stock

               Not applicable.

               (iv)     History of the Trust

                     February 20, 1991:  Organization of the Trust as a
                                         Massachusetts business trust.  Adoption
                                         of the Declaration of Trust.

               (v)      Information Concerning Major Shareholders

               Not applicable.

(D)  Outline of the Investment Management Company

          (i)  Law of Place of Incorporation

               Loomis Sayles is a limited partnership organized under the Law of the State of Delaware, U.S.A. in 1926 and it is one of the oldest investment management companies in the U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

               Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Unless an exemption is available, investment advisers under the Act may not conduct their business unless they are registered with the SEC.

          (ii) Purpose of the Investment Management Company

               Investment Management Company's predominant business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

               Assets under management of the Investment Management Company are approximately U.S. $74.5 billion as of January 31, 2006. The Investment Management Company, whose strength is in management of bonds, especially industrial bonds, is characterized by its active management based on bond credit analysis as using the second oldest credit rating system after Moody's Investors Service, Inc. in the U.S.A. The Company, as well as its parent company, IXIS Asset Management US Group L.P. ("IXIS US Group") (formerly IXIS Asset Management North America L.P.), became members of IXIS Asset Management Group in 2000. The IXIS Asset Management Group is ultimately owned principally, directly or indirectly, by three large affiliated French financial services entities. The twelve principal subsidiary or affiliated asset management firms at IXIS US Group collectively hold approximately $197.7 billion in assets under management or administration as of September 30, 2005.

          (iii)  Amount of Capital Stock

                 Not applicable. Provided, however, that the partner capital as of the end of January, 2006 was $66,659,000 (approximately [yen] 78.5 billion).

          (iv)   History of the Investment Management Company

                 Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926.

                 In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Trust's board of trustees supervises Loomis Sayles' conduct of the affairs of the Fund.

          (v)    Information Concerning Major Shareholders

                 Not applicable.

2.   INVESTMENT POLICY

(1)  Investment Policy

     Investment Objective

          The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

     Principal Investment Strategies

          Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment grade fixed income securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Fitch Investor Services, Inc. ("Fitch"), Baa or higher by Moody's Investors Services Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles). In accordance with applicable SEC requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 10% of its assets in lower rated fixed income securities ("junk bonds"). The Fund may invest in fixed income securities of any maturity.

          The Fund will not invest in equity securities of any kind or make any equity investment.

          In deciding which securities to buy and sell, the Fund will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

          Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

          Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).

          The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other Non-U.S. issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

          The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, Rule 144A securities, structured notes, repurchase agreements, and convertible securities. The Fund may engage in non-U.S. currency hedging transactions, swap transactions, and securities lending. For temporary defensive purposes, the Fund may invest any portion of its assets in cash or any securities Loomis Sayles deems appropriate. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objectives.

     Principal Risks

          The principal risks of investing in the Fund are described below. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. Investors may lose money by investing in the Fund.

     o credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and will be unwilling or unable to meet their obligations to the Fund.

     o currency risk - the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

     o derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment.

     o Non-U.S, risk - the risk that the value of the Fund's Non-U.S, investments will fall as a result of Non-U.S, political, social, or economic changes.

     o interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed income securities with relatively longer durations than for funds that invest in fixed income securities with shorter durations.

     o liquidity risk - the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.

     o management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.

     o market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.

     o mortgage-related securities risk - the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium.

     A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms, including decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund's adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.

     Fund Performance
          The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and since-inception periods compared to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

     Bar Chart
          The bar chart below shows the Fund's total returns for Class J shares for each calendar year since its first full year of operations.* The chart does not reflect any sales charge that investors may be required to pay when investors buy or redeem the Fund's shares. A sales charge will reduce investors' return.

                   [Bar Chart is omitted in this translation]

     The Fund's returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 9.04% (second quarte, 2003), and the Fund's worst quarter was down 4.00% (second quarter 2004).

     * The returns shown for the period prior to inception of Class J shares (May 24, 1999) reflect the results of the Institutional Class shares of the Fund which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class J shares.

     Performance Table
          The table below shows how the average annual total returns (before and after taxes) for the one-year, five-year and sine-inception periods compare to those of the Lehman Brothers U.S. Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. Investors may not invest directly in an index. The Fund's total returns reflect expenses and maximum sales charge of the Fund's Class J shares. Class J total returns have also been calculated to reflect return after taxes on distributions only and return after taxes on distributions and sale of Fund shares. The Lehman Brothers U.S. Government/Credit Index returns have not been adjusted for ongoing management, distribution and operating expenses applicable to mutual fund investments.

                                                            Average Annual Total Returns as of December 31, 2005
     -----------------------------------------------------------------------------------------------------------
                                                                  1 year       5 years      Since Fund Inception
                                                                                            (12/31/96)
     -----------------------------------------------------------------------------------------------------------
     Loomis Sayles  Investment  Grade Bond Fund Class J Return    -1.99%       8.00%        7.68%
     Before Taxes 1)
     -----------------------------------------------------------------------------------------------------------
     Return After Taxes
      Return After Taxes on Distributions2)                       -4.25%       5.67%        5.11%
      Return  After Taxes on  Distributions  and Sales of Fund
       Shares2)                                                   -0.94%       5.53%        5.03%
     -----------------------------------------------------------------------------------------------------------
     Lehman Brothers U.S. Government/ Credit Index 3)              2.37%       6.11%        6.54%
     -----------------------------------------------------------------------------------------------------------

     1) The returns shown for the period prior to inception of Class J shares (May 24, 1999) reflect the results of the Institutional Class shares of the Fund, which were converted to Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the expenses of Class J shares.

     2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401 (k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

     3) The returns of the index do not reflect a deduction for fees, expenses or taxes.

(2)  Investment Objectives

          The following is a list of certain investment strategies, including particular types of securities or specific practices, that may be used by Loomis Sayles in managing the Fund. The Fund's primary strategies are detailed in its Prospectuses. The list of securities under each category below is not intended to be an exclusive list of securities for investment. Loomis Sayles may invest in a general category listed below and where applicable with particular emphasis on a certain type of security but investment is not limited to the categories listed below or the securities specially enumerated under each category. Loomis Sayles may invest in some securities under a given category as a primary strategy and in other securities under the same category as a secondary strategy. Loomis Sayles may invest in any security that falls under the specific category including securities that are not listed below

          Pursuant to SEC exemptive relief, the Fund may be permitted to invest its daily cash balances in shares of money market and short-term bond funds advised by IXIS Advisors (an affiliate of Loomis Sayles) or its affiliates ("Central Funds"). The Central Funds currently include the IXIS Cash Management Trust-Money Market Series, Institutional Daily Income Fund, Cortland Trust, Inc., and Short Term Income Fund, Inc. Each Central Fund is advised by Reich & Tang Asset Management, LLC ("Reich & Tang"), except for IXIS Cash Management Trust-Money Market Series, which is advised by IXIS Advisors and sub-advised by Reich & Tang. Because Loomis Sayles, IXIS Advisors and Reich & Tang are subsidiaries of IXIS US Group, the Fund and the Central Funds may be considered to be related companies comprising a "group of investment companies" under the Investment Company Act of 1940 (the "1940 Act").

          Pursuant to such exemptive relief, the Fund may also borrow and lend money for temporary or emergency purposes directly to and from other funds through an interfund credit facility. In addition to the Fund and the Central Funds, series of the following mutual fund groups may also be able to participate in the facility: IXIS Advisor Funds Trust I (except the CGM Advisor Targeted Equity Fund series), IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, AEW Real Estate Income Fund, Harris Associates Investment Trust, Loomis Sayles Funds I and Loomis Sayles Funds II. The advisers and sub-advisers to these mutual funds currently include IXIS Advisors, Reich & Tang, Loomis Sayles, AEW Management and Advisors, L.P., Harris Associates L.P. and Westpeak Global Advisors, L.P. Each of these advisers and sub-advisers are subsidiaries of IXIS US Group and are thus "affiliated persons" under the 1940 Act by reason of being under commond control by IXIS US Group. In addition, because the Fund, and other funds, are advised by firms that are affiliated with one another, they may be considered to be related companies comprising a "group of investment companies" under the 1940 Act. The Central Funds and AEW Real Estate Income Fund will participate in the Credit Facility only as lenders. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by the advisers or an affiliate. The Fund may engage in the transactions described above without further notice to shareholders.

     FIXED INCOME SECURITIES
          Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local, and non-U.S. governments and related agencies, and by a wide range of private or corporate issuers. Fixed-income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. The net asset value of the Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

          To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

          A fixed income security will be considered a lower rated fixed income security ("junk bond") if it is of below investment grade quality. To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Therefore, lower rated fixed income securities are securities that, at the time the Fund acquires the security, none of the major rating agencies has rated in one of its top four rating categories, or unrated securities that Loomis Sayles has determined to be of comparable quality.

          Lower rated fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If the Fund invests in lower rated fixed income securities, the Fund's achievement of its objective may be more dependent on Loomis

     Sayles' own credit analysis than is the case with funds that invest in higher quality fixed income securities. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower rated fixed income securities may be in poor standing or in default and typically have speculative characteristics.

          For more information about the ratings services' descriptions of the various rating categories, see below. The Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

     U.S. GOVERNMENT SECURITIES
          The Fund may invest in some or all of the following U.S. government securities:

     U.S. Treasury Bills - Direct obligations of the U.S. Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. government.

     U.S. Treasury Notes and Bonds - Direct obligations of the U.S. Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the U.S. government.

     Treasury Inflation-Protected Securities ("TIPS") - Fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

     "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. It is generally understood that a guarantee by GNMA is backed by the full faith and credit of the United States. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

     "Fannie Maes" - The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government.

     "Freddie Macs" - The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. government.

     U.S. government securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Securities such as Fannie Maes and Freddie Macs are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. An event affecting the guaranteeing entity could adversely affect the payment of principal or interest or both on the security, and therefore, these types of securities should be considered to be riskier than U.S. government securities. FNMA and FHLMC have each been the subject of investigations by federal regulators over certain accounting matters. Such investigations, and any resulting restatements of financial statements, may adversely affect the guaranteeing entity and, as a result, the payment of principal or interest on these types of securities.

          The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

     ZERO COUPON SECURITIES
          The Fund may invest in zero-coupon securities. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. These securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986 (as amended, the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon securities. Because the Fund will not, on a current basis, receive cash payments from the issuer of a zero-coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

     STRIPPED SECURITIES
          The Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. government, or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive the entire principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. government or its agencies and are backed by fixed-rate mortgages. The Fund intends to abide by the staff's position. Stripped securities may be considered derivative securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs")
          The Fund may invest in CMOs, which are securities backed by a portfolio of mortgages or mortgage securities held under indentures. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs and other asset-backed and mortgage-backed securities may be considered derivative securities.

     ASSET-BACKED SECURITIES
          The Fund may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets.

     (Mortgage-backed securities are a type of asset-backed security). Through the use of trusts and special purpose vehicles, assets such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure. Generally, the issuers of asset-backed bonds, notes, or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

     WHEN-ISSUED SECURITIES
          The Fund may purchase "when-issued" equity securities, which are traded on a price basis prior to actual issuance. Such purchases will only be made to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or a year or more; during this period dividends on equity securities are not payable. No dividend income accrues to the Fund prior to the time it takes delivery. A frequent form of when-issued trading occurs when corporate securities to be created by a merger of companies are traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The Fund's custodian will establish a segregated account for the Fund when it purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

     RULE 144A SECURITIES
          The Fund may purchase Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"). The Fund may also purchase commercial paper issued under Section 4(2) of the Securities Act. Investing in Rule

     144A securities and Section 4(2) commercial paper could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Rule 144A securities and Section 4(2) commercial paper are treated as illiquid, unless the adviser has determined, under guidelines established by the Trust's Board of Trustees, that the particular issue is liquid.

     NON-U.S. SECURITIES
          The Fund may invest in foreign securities. Such investments present risks not typically associated with investments in comparable securities of U.S. issuers.

          Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Because the Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

          In addition, although part of the Fund's income may be received or realized in non-U.S. currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

          There may be less information publicly available about a non-U.S. corporate or government issuer than about a U.S. issuer, and non-U.S. corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Non-U.S. brokerage commissions and securities custody costs are often higher than in the United States, and judgments against non-U.S. entities may be more difficult to obtain and enforce. With respect to certain non-U.S. countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on non-U.S. government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

     SUPRANATIONAL ENTITIES
          The Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in non-U.S. currencies will also be subject to the risks associated with investment in non-U.S. currencies, as described under "non-U.S. currency."

     NON-U.S. CURRENCY HEDGING TRANSACTIONS
          The Fund may engage in currency hedging transactions. To protect against a change in the non-U.S. currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a non-U.S. currency on a spot (i.e. cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell non-U.S. currencies at a future date ("forward contracts"). The Fund will maintain cash or other liquid assets eligible for purchase by the Fund in a segregated account with the custodian in an amount at least equal to the lesser of (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The adviser may decide not to engage in currency hedging transactions and there is no assurance that any currency hedging strategy used by the Fund will succeed. In addition, suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions when they would be beneficial. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions.

     Non-U.S. Currency Transactions
          Transactions in foreign currencies, foreign-currency denominated debt securities and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     SWAP TRANSACTIONS
          The Fund may enter into interest rate or currency swaps to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, to manage duration, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A swap transaction involves an agreement (typically with a bank or a brokerage firm as counter party) to exchange two streams of payments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The Fund will segregate liquid assets at its custodial bank in an amount sufficient to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

     REPURCHASE AGREEMENTS
          The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market interest rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. government, the obligation of the seller is not guaranteed by the U.S. government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (i) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period and (iii) inability to enforce rights and the expenses involved in the attempted enforcement.

     SECURITIES LENDING
          The Fund may lend from its total assets in the form of their portfolio securities to broker-dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this document. Under some securities lending arrangements the Fund may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event (as determined by the adviser) affecting the investment occurs, such loans will be called if possible, so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees approved by the Board of Trustees of the Trust or persons acting pursuant to the direction of the Board.

          These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower or the party (if any) guaranteeing the loan should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

     TEMPORARY DEFENSIVE POSITIONS
          The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the adviser of the Fund may employ a temporary defensive strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund may temporarily hold cash (U.S. dollars, foreign currencies, or multinational currency units) and/or invest up to 100% of its assets in high-quality debt securities or money market instruments of U.S. or foreign issuers. It is impossible to predict whether, when or for how long the Fund will employ defensive strategies. The use of defensive strategies may prevent the Fund from achieving its goal.

          In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, the Fund may temporarily hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

     PORTFOLIO TURNOVER

          The Fund's turnover rate for a fiscal year is calculated by dividing the lesser of purchases or sales of portfolio securities, excluding securities having maturity dates at acquisition of one year or less, for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, thereby decreasing the Fund's total return. High portfolio turnover may also generate higher levels of taxable gains, which may hurt the performance of your investment. It is impossible to predict with certainty whether future portfolio turnover rates will be higher or lower than those experienced during past periods.

          Generally, the Fund intends to invest for long-term purposes. However, the rate of portfolio turnover may vary significantly from time to time depending on the volatility of economic and market conditions, and it will not be a limiting factor when Loomis Sayles believes that portfolio changes are appropriate.

          Description of Board Ratings Assigned by Standard & Poor's, Fitch Investor Services, Inc. and Moody's Investors Service, Inc.:

     STANDARD & POOR'S

     AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC An obligation rated "CC" is currently highly vulnerable to nonpayment.

     C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations liked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     FITCH INVESTOR SERVICES, INC

     Credit Ratings

     Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.

     Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

     The use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' to 'BBB-' categories; Short-term 'F1' to 'F3') indicate relatively low to moderate credit risk, while those in the "speculative" or "non investment grade" categories (international Long-term 'BB+' to 'D'; Short-term 'B' to 'D') either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

     Depending on their application, credit ratings address benchmark measures of probability of default as well as relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security's relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

     Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

     International Long-Term Credit Ratings

     International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

     The following rating scale applies to foreign currency and local currency ratings:

     Investment Grade

     AAA

     Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA

     Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A

     High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB

     Good credit quality. 'BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     Speculative Grade

     BB

     Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B

     Highly speculative.

     For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

     CCC

     For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of 'R2' (superior), or 'R3'
     (good) or 'R4' (average).

     CC

     For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

     C

     For issuers and performing obligations, default is imminent.

     For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

     RD

     Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

     D

     Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

     - failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; - the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or - the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

     Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

     Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

     Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

     International Short-Term Credit Ratings

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1

     Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2

     Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3

     Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

     B

     Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

     C

     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     RD

     Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

     D

     Indicates an entity or sovereign that has defaulted on all of its financial obligations.


     Notes to International Long-Term and Short-Term ratings:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

     Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Variable rate demand obligations and other securities which contain a short-term 'put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

     Interest Only

     Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

     Principal Only

     Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

     Rate of Return

     Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

     'PIF'

     Paid-in -Full; denotes a security that is paid-in-full, matured, called, or refinanced.

     'NR' indicates that Fitch Ratings does not rate the issuer or issue in question.

     'Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.


     MOODY'S INVESTORS SERVICE, INC.

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

(3)  Structure of Fund Management

          Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management refrains from market timing or interest rate forecasting. Instead, it uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

     o    discounted share price compared to economic value

     o    undervalued credit ratings with strong or improving credit profiles

     o    yield premium relative to its benchmark

          In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:

     o Loomis Sayles utilizes the skills of its in-house team of research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.

     o Loomis Sayles seeks to buy bonds at a discount - bonds that offer a positive yield advantage over the market and, in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.

     o Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, non-U.S. bonds and U.S. government securities.

     o The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.

(4)  Distribution Policy

          It is the policy of the Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. The Fund generally declares and pays dividends monthly. The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions normally are made annually, but may be made more frequently as deemed advisable by the Trustees and as permitted by applicable law. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.

          Investors may choose to:

     * Reinvest all distributions in additional shares.

     * Have checks sent to the address of record for the amount of distribution or have the distribution transferred through Automated Clearing House ("ACH") to a bank of investor's choice.

          If investors do not select an option when investors open investors' account, all distributions will be reinvested.

          Investment income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their investment income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to State Street Bank. In order for a change to be in effect for any dividend or distribution, it must be received by State Street Bank on or before the record date for such dividend or distribution.

          The Japanese investors shall receive applicable dividend monthly through the Distributors in Japan. The election may be made by Japanese investors by submitting a written request directly to the Agent Company.

(5)  Restrictions of Investment

          The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk (*) are fundamental policies that may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). The other restrictions set forth below are not fundamental policies and may be changed by the Trust's Board of Trustees. Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

          In addition to its investment objective and policies set forth in this document, the Fund may not:

          1) Invest in companies for the purpose of exercising control or management.

          2) * Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

          3) * Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instruments, or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

          4) * Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)

          5) With respect to 75% of its assets, purchase any security (other than U.S. Government Securities) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.

          6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.

          7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restriction 9) below. (For purposes of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

          8) * Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

          9) * Borrow money in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

          10) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions), or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

          11) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

          12) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

          13) Write or purchase puts, calls or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities, and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

          14) * Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction 7) above; any borrowing permitted by restriction 9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts, and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)

          15) Invest less than 80% of its assets in investment grade fixed income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.

          16) Invest in equity stocks or make any other equity investments.

          The Fund intends, based on the views of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction 12) above.

          For the purpose of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the staff of the SEC, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.

          In connection with the offering of its shares in Japan, the Fund has undertaken to the Japan Securities Dealers Association: (1) that the Fund will not invest more than 15% of the Fund's net assets in securities that are not traded on a recognized exchange; (2) portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Trust, Loomis Sayles, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers of employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Loomis Sayles, on his own account whether in his own or other name (as well as a nominee's name, 15% or more of the total issued outstanding shares of such a company), acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in this document and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation); and (3) that the Fund will not, together with other registered investment companies managed by Loomis Sayles, acquire more than 50% of the voting shares of any issuer.

          If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japan Securities Dealers Association as a condition of such qualification.

3.   INVESTMENT RISKS

(1)  Risk Factors

          This section provides more information on the principal risks that may affect the Fund's portfolio. In seeking to achieve their investment goals, the Fund may also invest in various types of securities and engage in various investment practices which are not the principal focus of the Fund and therefore are not described in this document.

          The Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions.

     INTEREST RATE RISK
          This is the risk that changes in interest rates will affect the value of the Fund's investments in fixed income securities, such as bonds, notes, asset-backed securities, and other income-producing securities. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline.

          Even funds that generally invest a significant portion of their assets in high-quality fixed-income securities are subject to interest rate risk.

          Interest rate risk also is greater for funds that generally invest in fixed income securities with longer maturities or durations than for funds that invest in fixed income securities with shorter maturities or durations.

          Interest rate risk is compounded for funds when they invest a significant portion of their assets in mortgage-related or asset-backed securities because the value of mortgage-related and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of the securities decreases more significantly than the value of other types of securities. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed income securities with lower interest rates.

          The Fund also faces increased interest rate risk when it invests in fixed-income securities paying no current interest, such as zero coupon securities, principal-only securities, interest-only securities, and fixed-income securities paying non-cash interest in the form of other fixed-income securities, because the prices of those types of securities tend to react more to changes in interest rates.

     CREDIT RISK
          This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund may be subject to credit risk to the extent that it invests in fixed income securities or is a party to over-the-counter transactions.

          The Funds that may invest in lower rated fixed income securities ("junk bonds") are subject to greater credit risk and market risk than Funds that invest in higher quality fixed income securities. Lower-rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

          Funds that invest in fixed-income securities issued in connection with corporate restructurings by highly-leveraged issuers or in fixed-income securities that are not current in the payment of interest or principal (i.e., in default), which may be subject to greater credit risk because of these investments.

          Funds that may invest in non-U.S securities are subject to increased credit risk because of the difficulties of requiring non-U.S. entities to honor their contractual commitments and because a number of non-U.S. governments and other issuers are already in default.

     MARKET RISK
          This is the risk that the value of the Fund's investments will change as financial markets fluctuate and that prices overall may decline. Market risk tends to be greater when a Fund invests in fixed income securities with longer maturities.

     NON-U.S. RISK
          This is the risk associated with investments in issuers located in non-U.S. countries. The Fund's investments in non-U.S. securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

          The securities markets of many non-U.S. countries are relatively small, with a limited number of issuers and a small number of securities. In addition, non-U.S. companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of non-U.S countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of the Fund's investments in a non-U.S. country to decline. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire non-U.S. investment.

          Funds that invest in emerging markets may face greater non-U.S. risk since emerging market countries may be more likely to experience political and economic instability.

     CURRENCY RISK
          This is the risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund's investments to decline. Funds that may invest in securities denominated in, or receive revenues in, non-U.S. currency are subject to currency risk.

     DERIVATIVES RISK
          The Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, and swap transactions. The Fund may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Fund also may use derivatives to earn income, enhance yield, or broaden Fund diversification. This use of derivatives for these purposes entails greater risk than using derivatives solely for hedging purposes. If the Fund uses derivatives, it also faces additional risks, such as the credit risk related to the other party to a derivative contract, the risk of difficulties in pricing and valuation and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices.

     MANAGEMENT RISK
          Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve the Fund's objective and could cause an investor's investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited the Fund.

     LIQUIDITY RISK
          Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price. Derivatives and securities that involve substantial interest rate or credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent the Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

     MORTGAGE-RELATED SECURITIES RISK
          Mortgage-related securities are subject to prepayment risk. With prepayment, the Fund may reinvest the prepaid amounts in securities with lower yields than the prepaid obligations. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. A dollar roll involves potential risks of loss that are different from those related to securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. There is no assurance that the Fund's use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities.

     STRUCTURED NOTES
          The Fund may invest in structured notes, which derivative debt instructions with principal and/or interest payments linked to the value of a commodity, a foreign currency, an index of securities, an interest rate, or other financial indicators ("reference instruments"). The payments on a structured note may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared to a fixed interest rate, the exchange rates between two currencies or a securities or commodities index. A structured note may be positively or negatively indexed. For example, its principal amount and/or interest rate may increase or decrease if the value of the reference intstrument increases, depending upon the terms of the instrument. The change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument or instruments. Structured notes can be used to increase a Fund's exposure to changes in the value of assets or to hedge the risks of other investments that a Fund holds.

          Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which are separate from the risk that the note's reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to market risk, liquidity risk, and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments.

(2)  Risk Control System

     RISK
          Loomis Sayles risk management process is an integral part of Loomis Sayles' investment process, and covers several different areas of risk.

          Loomis Sayles attempts to minimize credit risk with Loomis Sayles' dedication to fundamental research. Loomis Sayles' proprietary credit rating system is the second oldest in America. Loomis Sayles' Fixed Income Research consists of 39 people, including 20 senior fixed income analysts with an average of 15.5 years investment experience. The group provides comprehensive market coverage by tracking 2,300 issues: 800 corporate bonds, 400 Government agency and mortgages, 700 municipal, and 400 private label mortgage-backed and asset-backed securities. Analysts look at the impact of all factors upon agency ratings, primarily S&P and Moody's. In particular, the analyst anticipates credit rating changes for the purpose of avoiding future credit downgrades and participating in upgrades. Analysts produce unbiased credit analysis for use by Loomis Sayles' fixed income portfolio managers and traders, and identify those credits in his or her sector that he or she believes have the best relative performance potential. Loomis Sayles has an annual research budget of more than $254 million. In portfolios, Loomis Sayles attempts to impose quantitative limits for individual issues, individual issuers, and individual industries.

          Loomis Sayles attempts to minimize sovereign risk through in depth fundamental analysis. Loomis Sayles' country allocation is value based and researched thoroughly by Loomis Sayles' experienced team of analysts. Loomis Sayles follows and rates 39 countries and follow 18 others on a "shadow basis." Foreign credit (including corporates) must be analyzed, followed, and rated by one of Loomis Sayles' analysts before it is used in a portfolio. The sovereign team travels extensively and participates in meetings with government officials in the countries that Loomis Sayles follows. For non-AAA sovereigns, Loomis Sayles applies quantitative limits on individual country exposures.

          This is applied to the combined government and corporate exposure for each country. Limits are also applied for country pairs or groups that are perceived as highly correlated (e.g., Argentina and Brazil).

          Interest rate risk is ever present. The Bond Policy Group of Loomis Sayles meets monthly to discuss and formulate strategy regarding duration and relative value. Managers outside of the Boston office participate through an open voice conference call. The results of this meeting are disseminated electronically throughout Loomis Sayles. Boston portfolio managers meet daily to discuss strategy and market events. Loomis Sayles tries to partially mitigate Loomis Sayles' portfolios from interest rate risk by carefully buying bonds whose price movements are not highly correlated with interest rate movements (for example, using energy bonds in a portfolio as a hedge against an environment of rising inflation and government interest rates).

          In addition to the above, Loomis Sayles strives to minimize reinvestment risk in Loomis Sayles' portfolios by placing a strong emphasis on call protection. Loomis Sayles accomplishes this by searching for bonds either selling at a deep discount, by which Loomis Sayles will experience a significant capital gain in the event that an issuer seeks to call in the bonds, and/or by selecting issues that contain inherent call protection features in their covenants.

PORTFOLIO MONITORING

          Loomis Sayles takes its compliance responsibilities seriously and is committed to continually improving its compliance infrastructure: both its technology and its people. This area represents a major initiative for the firm. Consistent with its fiduciary duties, Loomis Sayles' policy is to take the utmost care in making and implementing investment decisions for client accounts. Before initiating trading for a new account, portfolio managers and/or client service representatives work closely with the client to agree upon limitations and constraints that meet the client's long-term goals and risk tolerances. Portfolio Managers and other members of the Investment Management Team, where applicable, are then primarily responsible for complying with their clients' guidelines, and they use a variety of sources such as Bloomberg and internal accounting system reports to assist them with their compliance responsibilities.

          To enhance client guideline compliance monitoring, Loomis Sayles has implemented an integrated and automated compliance management system called the Charles River Compliance Master System ("Compliance System") across the firm's institutional client accounts.

          The Compliance System is linked to the firm's Charles River Trading System as well as its accounting system. The Compliance System offers pre-trade, post trade, and batch compliance monitoring capabilities which will be used as appropriate for the type of restriction and account being tested. Where operational on a pre-trade basis, the Compliance System is designed to prevent a prohibited client transaction from being sent to the trading desk for execution. The batch compliance reports identify potential guideline issues caused by market movement or other non-volitional events.

          The firm has also established a Client Guideline Compliance Team within the Legal and Compliance Department whose primary responsibility is to code client guidelines in the Compliance System, and to monitor the portfolio managers' compliance with the client guidelines that have been coded in the system on a daily basis. (Note: Certain client guidelines may not be tested in the Compliance System either because they are not codeable, or because the security data necessary to test the guideline is unavailable or very difficult to obtain on a consistent and accurate basis. However, Loomis Sayles will continue to seek to capture as many of its clients' guidelines in the Compliance System as possible and practicable under the circumstances).

     PRICING
          Loomis Sayles relies on approved pricing vendors such as Interactive Data Corporation and Bloomberg, and/or broker dealers to furnish prices for its fund portfolio securities. Loomis Sayles generally prices securities held in client portfolios using such vendor prices or broker quotations pursuant to a methodology set out in Loomis Sayles' Pricing Policies and Procedures. In the absence of readily available market quotations or where the Pricing Manager considers such market quotations to be unreliable, the Pricing Manager will determine whether the securities should be "fair valued" in good faith based on criteria set out in the Pricing Policies and Procedures. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of he foreign market and before the Fund calculates its net asset value.

          The Pricing Group is responsible for day-to-day pricing of securities and monitoring various pricing reports such as inter-day price variances, traded price versus last price, broker quoted securities and stale price securities. The Pricing Group is overseen by the Pricing Committee which is chaired by the Chief Compliance Officer and is composed of the Pricing Manager, Head of Operations, Director of Fixed Income Trading, Director of Equity Trading, and Senior Portfolio Managers in Fixed Income and Equity. The Pricing Committee is responsible for ensuring compliance with the Pricing Policies and Procedures. The Pricing Committee is overseen by and reports to the Loomis Sayles' Board of Directors. Pricing reports are provided to the Loomis Sayles Fund's Board of Trustees at quarterly meetings.

     INFORMATION TECHNOLOGY - DISASTER RECOVERY
          Loomis Sayles directly manages an ATM based wide area network provisioned by Worldcom to connect its various offices. This network is protected with a perimeter and bastion host based firewall topology, with active intrusion detection and virus control systems. Security logs are maintained and monitored on network devices, application, and database servers. A variety of identification, authentication, and access control mechanisms are employed depending on the sensitivity of related systems. All critical accounting, trading, and security data is replicated in real time to an active offsite storage system located at Loomis Sayles' disaster recovery facility.

          Loomis Sayles maintains a formal comprehensive continuity of business operations plan that is reviewed annually with Loomis Sayles' Board of Directors. The plan is supported by a fully operational hot data center and work area recovery facility located in Westborough, MA. Loomis Sayles' emergency planning involves two key areas of focus: life safety and the continuity of Loomis Sayles' business operations.

          Loomis Sayles' first priority is life safety, where Loomis Sayles is providing emergency communications capabilities and procedures designed to insure the safety and well being of all employees. Emergency communications capabilities are established and information cards are distributed to all employees. In Boston, emergency procedures manuals are provided to all people across Loomis Sayles' six floors. Annually, Loomis Sayles conduct a full test of its employee emergency notification procedures.

          Loomis Sayles' wide continuity of business operations task force meets regularly to enhance its ongoing employee communication and administrative capabilities, trading and operations readiness, and technology support for the continuity of business operations in the face of the full variety of potential building or regional disasters. This group maintains a comprehensive continuity of business operations plan that includes risk and business impact analysis, critical process identification, recovery strategy development, plan development, testing, and maintenance.

          In addition, Loomis Sayles maintains an alternate data center and work area recovery site, outside of Boston, that is designed to accommodate all of the critical systems needs of the firm and the work area needs of up to seventy people, in the unlikely event of a prolonged business disruption in either Loomis Sayles' Boston facility or Loomis Sayles' wide area data network. As part of this ongoing program, the firm conducts tests of the various critical components of this site throughout the year and conducts comprehensive test of the continuity of business operations capabilities, including the use of the alternate data center and work area recovery site, twice per year.

          This plan and site is designed to provide for same day recovery of critical business operations in the event of the loss, or loss of access to, any of Loomis Sayles' facilities.

4.   SALES CHARGES, ETC. AND TAXES

(1)  Sales Charge

     (a)  Sales charge in the United States

               The price an investor pays will be the per share net asset value ("NAV") next calculated after a proper investment order is received by the Fund's transfer or other agent or subagent plus the sales charge (the public offering price). Further information regarding the sales charge is presented below.

          -------------------------------------------------------------------------------------------------------
          Sales Charge as a Percentage of Offering Price    Sales Charge as a Percentage of Net Amount Invested
          -------------------------------------------------------------------------------------------------------
                              3.50%                                                3.63%
          -------------------------------------------------------------------------------------------------------

     (b)  Sales charge in Japan
          3.00% of the Sales Price.

          The Sales Price means the Issue Price divided by 0.995 (rounded to the third decimal place). The consumption tax will be added to the sales charge.

(2)  Redemption Charge
     (a)  Redemption charge in Overseas
          Redemption charge in overseas is nil.
     (b)  Redemption charge in Japan
          Redemption charge in Japan is nil.

(3)  Management Fee, etc.
     (a)  Investment Advisory Fee

          The Fund pays Loomis Sayles an investment advisory fee payable monthly, out of the Fund's assets, at an annual rate of .40% of the Fund's average daily net assets for these services. In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accounts and legal counsel, expense of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies (other than registered investment companies).

          For the fiscal year ended on September 30, 2005, the Investment Advisory Fee and all the above-mentioned expenses not expressly assumed by Loomis Sayles were $1,551,924 and $3,680,012 before waiver of $323,993.

     (b) Custodian Fee and Charges of the Shareholder Servicing, Transfer and Dividend Paying Agent

          The Fund pays to State Street Bank and Trust Company, the Fund's Custodian, an annual fee at the rate of .066% on the first $20 million of assets, .033% on the next $80 million of assets and .0100% on amounts exceeding $80 million, subject to certain minimum monthly charges.

          The Fund pays to State Street Bank and Trust Company, the Fund's Transfer and Servicing Agent, an annual fee at the rate of 0.10% of assets subject to certain maximum monthly charges.

          For the fiscal year ended on September 30, 2005, the Custodian Fee and Charges of the Shareholder Servicing, Transfer and Dividend Paying Agent were $181,131 and $161,921, respectively. Such fee and charges are included in all expenses not expressly assumed by Loomis Sayles mentioned above.

     (c) Administrative Fees

          Prior to July 1, 2003, Loomis Sayles performed certain accounting and administrative services for the Trust, pursuant to administrative services agreements (the "Administrative Services Agreements") between Loomis Sayles and the Trust dated May 8, 2000. For the period May 8, 2000 through May 8, 2002, the Trust reimbursed Loomis Sayles for its expenses in performing or arranging for the performance of (i) corporate secretarial services, (ii) registration and disclosure assistance, (iii) legal and compliance services, (iv) transfer agent monitoring, (v) treasury financial services,
     (vi) treasury regulatory services (vii) treasury tax services and other treasury services as may arise from time to time. Effective July 1, 2003, Loomis Sayles assigned the Administrative Services Agreements to IXIS Asset Management Services Company ("ISC"), an affiliate of Loomis Sayles, and ISC performed the services listed above through December 31, 2004. Effective January 1, 2005, IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), replaced ISC as administrator of the Fund. IXIS Advisors now performs all of the above-mentioned services pursuant to a new Administrative Agreement with the Trust, on behalf of the Fund.

          Prior to July 1, 2003, pursuant to the administrative services agreement between the Trust and Loomis Sayles, Loomis Sayles was reimbursed or was paid by the Trust, on behalf of the Fund, the following amounts:

Fund                                      Fiscal Year ended        October 1, 2002 through
                                          Sept. 30, 2002           June 30, 2003
-----------------------------------       ---------------------    --------------------------
Loomis Sayles Investment Grade                   $61,782                  $67,850
Bond Fund

          For the period July 1, 2003 through September 30, 2003, for the fiscal year ended September 30, 2004, and for the period October 1, 2004 through December 31, 2004 pursuant to the Administrative Services Agreement between ISC and the Trust, ISC was reimbursed or was paid by the Trust, on behalf of the Fund, the following amounts:.

Fund                          July 1, 2003 through      Fiscal year ended          October 1, 2004 through
                              September 30, 2003        September 30, 2004         December 31, 2004
--------------------------    -----------------------   ------------------------ - -----------------------------
Loomis Sayles Investment             $27,744                  $247,170                    $60,848
Grade Bond Fund

     (d)  Fee on Distribution Plan

          The Fund has adopted a service and distribution plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay the Distributor a monthly service fee of 0.25% of the Fund's average net assets attributable to Class J shares and a monthly distribution fee of 0.50% of the Fund's average net assets attributable to Class J shares. The Distributor may pay all or any portion of the service fee to Japanese broker-dealers or other organizations for providing personal service to investors or maintaining shareholder accounts. The Distributor may pay all or any portion of the distribution fee to securities dealers who are dealers of record with respect to the Fund's shares as distribution fees in connection with the sale of the Fund's shares. The Distributor retains the balance of these fees as compensation for its services as distributor. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of investors' investment and may cost investors more than paying other types of sales charges.

          For the fiscal year ended on September 30, 2005, the Fees paid pursuant to the Distribution Plan of Class J shares was $2,454,146. Such fee is included in all expenses not expressly assumed by Loomis Sayles mentioned above.

          The following table provides information on the amount of underwriting commissions received and retained by the Distributor in conjunction with the Class J shares of the Fund during the past three fiscal years.

     Underwriting Commissions Received and         Fiscal Year           Fiscal Year          Fiscal Year
     Retained by the Distributor                   ended September 30,   ended September      ended September 30,
                                                   2003                  30, 2004             2005
     --------------------------------------------- --------------------- -------------------- ---------------------
     Loomis Sayles Investment Grade Bond Fund               --                $753,201              $554,102
     (Class J)

(4)  Other Fees and Charges

          In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, 12b-1 fees, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

          The Trust pay no compensation to their officers or to their Trustees who are Interested Trustees.

          The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each committee meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting her or she attends telephonically. These fees are allocated among the mutual fund portfolios in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund, a closed-end fund advised by AEW Management and Advisors, L.P., an affiliate of IXIS Advisors and Loomis Sayles, each Independent Trustee (other than the Chairperson) receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee at the annual rate of $1,000. The retainer fees for AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee of the AEW Real Estate Income Fund is compensated $200 per Committee meeting that he or she attends in excess of four per year.

          For the period October 1, 2005 to November 18, 2005, the compensation structure for the Chairperson of the Board and attendance fees for the committee meetings were different. Each co-chairman of the Board received a retainer fee at the annual rate of $25,000 in addition to the compensation structure detailed in the paragraph above. Each

     Committee member received $4,000 for each Committee meeting that he or she attended in person and $2,000 for each Committee meeting that he or she attended telephonically.

          Prior to October 1, 2005, each Independent Trustee received, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attended. The co-chairman of the Board each received an additional retainer fee of $25,000. Each committee member received an additional retainer fee at the annual rate of $7,000. Each Trustee was compensated $3,750 for each Committee meeting that he or she attended. The fees paid for the oversight of the AEW Real Estate Income Fund were the same as the current fees.

          During the fiscal year ended September 30, 2005, the trustee of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of the IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV, IXIS Advisor Cash Management Trust, AEW Real Estate Income Fund and Loomis Sayles Funds I. The table also sets forth, as applicable, pension or retirement benefits accrued as part of fund expenses, as well as estimated annual retirement benefits and total compensation paid to Trustees by Funds in the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts:

                                Aggregate            Pension or         Estimated Annual        Total
                               Compensation      Retirement Benefits      Benefits Upn       Compensation
                              From Trust (1)     Accrued as Part of        Retirement       From the Fund
                                                   Trust Expenses                            Complex (2)
---------------------------  -----------------  ----------------------  ------------------  ---------------
Independent Trustees
--------------------
   Graham T. Allison, Jr.      $ 26,635                  $0                    $0             $ 108,575
   Charles D. Baker (3)         $ 5,615                  $0                    $0              $ 22,625
   Edward A. Benjamin          $ 25,376                  $0                    $0             $ 105,025
   Daniel M. Cain              $ 34,190                  $0                    $0             $ 140,810
   Kenneth J. Cowan            $ 35,450                  $0                    $0             $ 144,360
   Paul G. Chenault            $ 26,635                  $0                    $0             $ 108,575
   Richard Darman              $ 26,635                  $0                    $0             $ 108,575
   Sandra O. Moose             $ 23,064                  $0                    $0              $ 95,900
   John A. Shane               $ 26,635                  $0                    $0             $ 108,575
   Cynthia L. Walker (3)        $ 5,615                  $0                    $0              $ 22,625

Interested Trustees
-------------------
   John T. Hailer                   $0                   $0                    $0                 $0
   Robert J. Blanding               $0                   $0                    $0                 $0

1 Amounts include payments deferred by trustees for the fiscal year ended September 30, 2005, with respect to the Trust. The total amount of deferred compensation accrued for Loomis Sayles Funds Trust II as of September 30, 2005 for the trustees is as follows: Allison ($319,808), Benjamin: ($44,750), Cain:
($84,957), Chenault ($15,444), Cowan ($59,346) and Darman ($113,996).

2 Total Compensation represents amounts paid during 2005 to a trustee for serving on the board of trustees of eight (8) trusts with a total of thirty-seven (37) funds as of September 30, 2005.

3 Mr. Baker and Ms. Walker were elected as Trustees on June 2, 2005.

          The IXIS Advisor and Loomis Sayles Funds Trusts do not provide pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Funds on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a Fund or Funds elected by the Trustee on the normal payment date for such fees.

     Code of Ethics.
          The Trust, Loomis Sayles, and IXIS Asset Management Distributors, L.P. each have adopted a code of ethics under Rule 17j-1 the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

     Portfolio Transactions and brokerage

          Generally, Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

          Commissions and Other Factors in Brokers or Dealers Selection

          Loomis Sayles uses it best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/ or dealer.

           "Soft Dollars"

          Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for which Loomis Sayles' own assets or may, in connection with transactions effected for client account for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "Soft Dollars").

          The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with Soft Dollars include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services by a third party.

          If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use "soft dollars" to pay for the portion of the cost relating to its research use.

          In connection with Loomis Sayles' use of Soft Dollars, the Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determined in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.

          Loomis Sayles may use Soft Dollars to acquire brokerage or research products and services that have potential application to all client accounts including the Fund or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the account including the Fund that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.

          Loomis Sayles' use of Soft Dollars to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of Soft Dollar also benefits the Fund as described above. However, conflicts may arise between the Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its Soft Dollar practice fall within the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

          For purposes of this Soft Dollars discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation. Loomis Sayles does not generate "Soft Dollars" on fixed-income transactions.

          The Fund paid $0, $5 and $8,655 in brokerage commissions during the fiscal years ended September 30, 2005, September 30, 2004 and September 30, 2003, respectively.

          Regular Broker-Dealers
          The table below contains the aggregate value of securities of the Fund's regular broker-dealers* (or the parent of the regular broker-dealers) held by the Fund, if any, as of the fiscal year ending September 30, 2005:

     Fund                                  Regular Broker-Dealer               Aggregate Value of
                                                                               Securities of each Regular
                                                                               Broker or Dealer (or its
                                                                               parent) held by Fund

     Loomis Sayles Investment Grade        J.P. Morgan Chase & Co.                       $ 4,573,433
     Bond Fund
                                           Morgan Stanley                                  $ 976,177

                                           Bank of America Commercial                    $ 3,083,217
                                           Mortgage

          * "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

(5)  Tax Treatment of Shareholders in Japan

     This Fund will be treated as a publicly offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described below may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.

     The tax treatment of unitholders in Japan of funds shall be as follows.

     If a fund is classified under the Japanese tax law as a publicly offered, foreign public and corporate bond fund:

          (1) Distributions to be made by the fund will be treated as distributions made by a publicly offered, domestic public and corporate bond investment trust.

          (2) Distributions (including differences (in terms of the fund's currency) between the redemption amount and the amount equal to capital of the fund (Hereinafter the same shall apply)) to be made by a fund to Japanese individual unitholders will be subject to the separate taxation from other income in Japan (i.e. 20% withholding tax (15% income tax and 5% local tax)). In this case, no report concerning payments will be filed with the Japanese tax authority.

          (3) Distributions to be made by the fund to Japanese corporate unitholders will be subject to withholding of income tax in Japan (i.e., 20% withholding tax (15% income tax and 5% local taxes)). In certain case, a report concerning payments will be filed with the chief of the tax office.

          (4) Distributions of net investment returns such as dividends, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax at the rate of 10% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.

          (5) The Japanese withholding tax imposed on distributions as referred to in (2) and (3) above will be collected by way of the so-called "balance collection method", so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S. withholding tax withheld will be collected in Japan.

          (6) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.

          (7) Capital gains and losses arising from purchase and sale, and repurchase of the units, shall be treated in the same way as those arising from purchase and sale of a publicly offered, domestic public and corporate bond investment trust, and no tax will be levied on individual unitholders for their capital gains.

5.   STATUS OF INVESTMENT FUND

(1)  Diversification of Investment Portfolio
                                                 (As at the end of January 2006)

---------------------------------------------------------------------------------------------------------------------------
Types of Assets                              Name of Country          Market Value Total Dollar       Investment Ratio (%)
---------------------------------------------------------------------------------------------------------------------------
Corporate Bond                               U.S.                                   125,011,869                     31.03%
                                             Great Britain                           14,173,051                      3.52%
                                             Multi-National                           8,158,476                      2.03%
                                             Chile                                    7,129,624                      1.77%
                                             Canada                                   6,065,735                      1.51%
                                             South Korea                              3,377,482                      0.84%
                                             Brazil                                   1,776,625                      0.44%
                                             Philippines                              1,558,423                      0.39%
                                             Malaysia                                 1,244,995                      0.31%
                                             Mexico                                     968,648                      0.24%
                                             Argentina                                  824,372                      0.20%
                                             Venezuela                                  190,500                      0.05%
---------------------------------------------------------------------------------------------------------------------------
Convertible Bonds                            U.S.                                    15,971,080                      3.96%
---------------------------------------------------------------------------------------------------------------------------
Government/agencies                          U.S.                                    76,575,500                     19.01%
---------------------------------------------------------------------------------------------------------------------------
Foreign Gov't Bonds                          Canada                                  76,470,209                     18.98%
                                             Supranational                           15,105,845                      3.75%
                                             Sweden                                  10,066,767                      2.50%
                                             Mexico                                   9,858,187                      2.45%
                                             Norway                                   9,416,259                      2.34%
                                             Brazil                                   4,509,267                      1.12%
                                             Denmark                                  2,895,118                      0.72%
                                             South Africa                               680,368                      0.17%
                                             Singapore                                  310,918                      0.08%
                                             Peru                                       233,975                      0.06%
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                                                                  1,556,000                      0.39%
---------------------------------------------------------------------------------------------------------------------------
Sub-total                                                                           394,129,293                     97.83%
---------------------------------------------------------------------------------------------------------------------------
Cash, Deposit and other assets (after
deduction of liabilities)                                                             8,722,797                      2.17%
---------------------------------------------------------------------------------------------------------------------------
                   Total                                                            402,852,090                    100.00%
             (Net Asset Value)                                              (JPY 47,436 million)
---------------------------------------------------------------------------------------------------------------------------

Note: Investment Ratio is calculated by dividing the types of asset at their market value by the total net asset value. The same applies hereinafter.

(2)  Investment Asset

Names of Major Portfolio (Top 30)

Loomis Sayles Investment Grade Bond Fund

Names of Major Portfolio Securities other than Equity Shares(Top 30)

                                                 (As of the end of January 2006)

----------------------------------------------------------------------------------------------------------


                                              Country of                        Interest
              Name of Securities                Issuer             Type         Rate (%)     Maturity

----------------------------------------------------------------------------------------------------------
 1.  Federal National Mortgage Assn         U.S.             Gov't Agency        5.500         3/15/2011
----------------------------------------------------------------------------------------------------------
 2.  US Treasury Notes                      U.S.             Treasury            4.375         5/15/2007
----------------------------------------------------------------------------------------------------------
 3.  Canadian Government                    Canada           Sovereign           4.500          9/1/2007
----------------------------------------------------------------------------------------------------------
 4.  Canadian Government                    Canada           Sovereign           4.250          9/1/2008
----------------------------------------------------------------------------------------------------------
 5.  Federal National Mortgage Assn         U.S.             Gov't Agency        2.290         2/19/2009
----------------------------------------------------------------------------------------------------------
 6.  Federal Home Loan Mortgage Corp        U.S.             Gov't Agency        5.500         9/15/2011
----------------------------------------------------------------------------------------------------------
 7.  Canadian Government                    Canada           Sovereign           5.500          6/1/2010
----------------------------------------------------------------------------------------------------------
 8.  Inter-American Development Bank        New Zealand      Supranational       6.000        12/15/2017
----------------------------------------------------------------------------------------------------------
 9.  Government of Sweden                   Sweden           Sovereign           5.250         3/15/2011
----------------------------------------------------------------------------------------------------------
10.  Federal Home Loan Mortgage Corp        U.S.             Gov't Agency        5.750         1/15/2012
----------------------------------------------------------------------------------------------------------
11.  Mexican Fixed Rate Bonds               Mexico           Sovereign           9.000        12/20/2012
----------------------------------------------------------------------------------------------------------
12.  Chiron Corp                            U.S.             Corporate           1.625          8/1/2033
----------------------------------------------------------------------------------------------------------
13.  Kingdom of Norway                      Norway           Sovereign           6.750         1/15/2007
----------------------------------------------------------------------------------------------------------
14.  ASIF Global Financing                  U.S.             Corporate           2.380         2/26/2009
----------------------------------------------------------------------------------------------------------
15.  Province of Saskatchewan               Canada           Foreign Gov't       4.750         12/1/2006
----------------------------------------------------------------------------------------------------------
16.  Inter-American Development Bank        Brazil           Supranational       0.000         5/11/2009
----------------------------------------------------------------------------------------------------------
17.  Empresa Nacional de Electricidad       Chile            Corporate           7.875          2/1/2027
----------------------------------------------------------------------------------------------------------
18.  Province of Manitoba                   Canada           Foreign Gov't       5.750          6/2/2008
----------------------------------------------------------------------------------------------------------
19.  Bristol-Myers Squibb Co.               U.S.             Corporate           3.991         9/15/2023
----------------------------------------------------------------------------------------------------------
20.  US Treasury Notes                      U.S.             Treasury            2.625         5/15/2008
----------------------------------------------------------------------------------------------------------
21.  US Treasury Notes                      U.S.             Treasury            2.750         7/31/2006
----------------------------------------------------------------------------------------------------------
22.  HCA, Inc.                              U.S.             Corporate           5.750         3/15/2014
----------------------------------------------------------------------------------------------------------
23.  Citibank NA (New York)                 U.S.             Corporate           15.000         7/2/2010
----------------------------------------------------------------------------------------------------------
24.  Province of British Columbia           Canada           Foreign Gov't       6.000          6/9/2008
----------------------------------------------------------------------------------------------------------
25.  JP Morgan Chase & Co.                  U.S.             Corporate           0.000          1/1/2025
----------------------------------------------------------------------------------------------------------
26.  Canadian Government                    Canada           Sovereign           6.000          6/1/2008
----------------------------------------------------------------------------------------------------------
27.  HSBC Bank USA                          U.S.             Corporate           3.310         8/25/2010
----------------------------------------------------------------------------------------------------------
28.  Pemex Project Funding                  Mexico           Foreign Gov't       9.125         12/1/2023
----------------------------------------------------------------------------------------------------------
29.  Canadian Pacific Railway               Canada           Corporate           4.900         6/15/2010
----------------------------------------------------------------------------------------------------------
30.  Province of British Columbia           Canada           Foreign Gov't       5.250         12/1/2006
----------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------

                                                                             Acquisition                   Investment
                                                                                Cost       Market Value      Ratio
              Name of Securities              Par Value (Local currency)       (U.S.$)        (U.S.$)         (%)

-----------------------------------------------------------------------------------------------------------------------
 1.  Federal National Mortgage Assn                      US$    17,450,000   19,893,458       17,986,134          4.46
-----------------------------------------------------------------------------------------------------------------------
 2.  US Treasury Notes                                   US$    14,750,000   14,820,869       14,714,851          3.65
-----------------------------------------------------------------------------------------------------------------------
 3.  Canadian Government                             Canada$    16,265,000   11,676,964       14,382,157          3.57
-----------------------------------------------------------------------------------------------------------------------
 4.  Canadian Government                             Canada$    13,725,000   10,821,589       12,109,870          3.01
-----------------------------------------------------------------------------------------------------------------------
 5.  Federal National Mortgage Assn              Singapore $    16,000,000    9,450,679        9,570,955          2.38
-----------------------------------------------------------------------------------------------------------------------
 6.  Federal Home Loan Mortgage Corp                     US$     9,250,000   10,420,922        9,542,855          2.37
-----------------------------------------------------------------------------------------------------------------------
 7.  Canadian Government                             Canada$     9,600,000    7,452,451        8,888,048          2.21
-----------------------------------------------------------------------------------------------------------------------
 8.  Inter-American Development Bank                     NZ$    13,265,000    9,091,877        8,808,761          2.19
-----------------------------------------------------------------------------------------------------------------------
 9.  Government of Sweden                              Krona    55,815,000    6,404,444        8,033,512          1.99
-----------------------------------------------------------------------------------------------------------------------
10.  Federal Home Loan Mortgage Corp                     US$     7,500,000    8,784,900        7,841,932          1.95
-----------------------------------------------------------------------------------------------------------------------
11.  Mexican Fixed Rate Bonds                   Mexican Peso     7,700,000    6,282,853        7,738,719          1.92
-----------------------------------------------------------------------------------------------------------------------
12.  Chiron Corp                                         US$     7,685,000    7,153,904        7,512,087          1.86
-----------------------------------------------------------------------------------------------------------------------
13.  Kingdom of Norway                                 Krone    44,930,000    6,468,622        7,009,407          1.74
-----------------------------------------------------------------------------------------------------------------------
14.  ASIF Global Financing                       Singapore $    11,700,000    7,015,230        6,991,164          1.74
-----------------------------------------------------------------------------------------------------------------------
15.  Province of Saskatchewan                        Canada$     7,500,000    4,843,298        6,611,505          1.64
-----------------------------------------------------------------------------------------------------------------------
16.  Inter-American Development Bank                    Real    22,000,000    3,779,516        6,297,084          1.56
-----------------------------------------------------------------------------------------------------------------------
17.  Empresa Nacional de Electricidad                    US$     5,500,000    4,704,475        6,002,232          1.49
-----------------------------------------------------------------------------------------------------------------------
18.  Province of Manitoba                            Canada$     6,510,000    5,229,763        5,919,420          1.47
-----------------------------------------------------------------------------------------------------------------------
19.  Bristol-Myers Squibb Co.                            US$     5,920,000    5,848,414        5,834,930          1.45
-----------------------------------------------------------------------------------------------------------------------
20.  US Treasury Notes                                   US$     5,265,000    5,128,439        5,051,726          1.25
-----------------------------------------------------------------------------------------------------------------------
21.  US Treasury Notes                                   US$     5,000,000    4,943,555        4,955,860          1.23
-----------------------------------------------------------------------------------------------------------------------
22.  HCA, Inc.                                           US$     5,000,000    4,981,718        4,793,570          1.19
-----------------------------------------------------------------------------------------------------------------------
23.  Citibank NA (New York)                             Real     9,860,000    4,015,580        4,780,551          1.19
-----------------------------------------------------------------------------------------------------------------------
24.  Province of British Columbia                    Canada$     5,175,000    4,256,804        4,730,043          1.17
-----------------------------------------------------------------------------------------------------------------------
25.  JP Morgan Chase & Co.                              Real    18,000,000    3,929,133        4,661,475          1.16
-----------------------------------------------------------------------------------------------------------------------
26.  Canadian Government                             Canada$     5,000,000    4,077,993        4,579,284          1.14
-----------------------------------------------------------------------------------------------------------------------
27.  HSBC Bank USA                                       US$     4,500,000    4,500,000        4,497,300          1.12
-----------------------------------------------------------------------------------------------------------------------
28.  Pemex Project Funding                               US$     3,670,000    3,570,787        4,459,050          1.11
-----------------------------------------------------------------------------------------------------------------------
29.  Canadian Pacific Railway                        Canada$     5,000,000    3,674,063        4,444,970          1.10
-----------------------------------------------------------------------------------------------------------------------
30.  Province of British Columbia                    Canada$     4,525,000    3,643,486        4,006,097          0.99
-----------------------------------------------------------------------------------------------------------------------
                                                                                             402,852,090

(3)  Result of Past Operation

     (A)  Record of changes in Net Asset

               Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of February, 2006 is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Net Asset Value           Net Asset Value per Share
-------------------------------------------------------------------------------------------------------------------------------
                                                                     US$            Yen               US$              Yen
                                                                 (thousands)     (millions)
-------------------------------------------------------------------------------------------------------------------------------
1st Fiscal Year                Class I                               2,445            288            10.59            1,247
(December 31, 1997)            Class R                                 862            102            10.59            1,247
-------------------------------------------------------------------------------------------------------------------------------
2nd Fiscal Year                Class I                               2,778            327            10.28            1,210
(September 30, 1998)           Class R                               1,743            205            10.27            1,209
-------------------------------------------------------------------------------------------------------------------------------
3rd Fiscal Year                Class I                               2,427            286             9.96            1,173
(September 30, 1999)           Class R                               2,561            302             9.95            1,172
                               Class J                              16,307          1,920             9.95            1,172
-------------------------------------------------------------------------------------------------------------------------------
4th Fiscal Year                Class I                               2,905            342             9.92            1,168
(September 30, 2000)           Class R                               2,250            265             9.91            1,167
                               Class J                              30,264          3,564             9.91            1,167
-------------------------------------------------------------------------------------------------------------------------------
5th Fiscal Year                Class I                               8,549          1,007            10.09            1,188
(September 30, 2001)           Class J                              91,569         10,782            10.09            1,188
-------------------------------------------------------------------------------------------------------------------------------
6th Fiscal Year                Class I                               7,875            927            10.23            1,205
(September 30, 2002)           Class J                             211,105         24,858            10.22            1,203
                               Admin Class                              11              1            10.23            1,205
                               Class R                                  11              1            10.23            1,205
-------------------------------------------------------------------------------------------------------------------------------
7th Fiscal Year                Class Y                              10,230          1,205            11.54            1,359
(September 30, 2003)           Class J                             335,666         39,525            11.53            1,358
                               Class B                                 160             19            11.53            1,358
                               Class C                                   3           0.35            11.53            1,358
                               Class A                               1,128            133            11.54            1,359
-------------------------------------------------------------------------------------------------------------------------------
8th Fiscal Year                Class Y                              12,543          1,477            11.85            1,395
(September 30, 2004)           Class J                             342,871         40,373            11.83            1,393
                               Class B                               1,797            212            11.82            1,392
                               Class C                               9,191          1,082            11.81            1,391
                               Class A                               9,506          1,119            11.84            1,394
-------------------------------------------------------------------------------------------------------------------------------
9th Fiscal Year                Class Y                              26,012          3,063            11.71            1,379
(September 30, 2005)           Class J                             314,418         37,023            11.69            1,376
                               Class B                               3,443            405            11.67            1,374
                               Class C                              27,992          3,296            11.66            1,373
                               Class A                              39,168          4,612            11.71            1,379
-------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                  Total Net Asset Value          Net Asset Value per Share
-----------------------------------------------------------------------------------------------------------------------------
                                                                   US$               Yen            US$            Yen
                                                               (thousands)       (millions)
-----------------------------------------------------------------------------------------------------------------------------
2005 end of  March               Class Y                              15,533          1,829           11.61            1,367
                                 Class J                             325,716         38,353           11.59            1,365
                                 Class B                               2,741            323           11.57            1,362
                                 Class C                              16,113          1,897           11.57            1,362
                                 Class A                              25,375          2,988           11.61            1,367
-----------------------------------------------------------------------------------------------------------------------------
                   April         Class Y                              17,542          2,066           11.59            1,365
                                 Class J                             329,543         38,804           11.57            1,362
                                 Class B                               2,884            340           11.55            1,360
                                 Class C                              17,425          2,052           11.54            1,359
                                 Class A                              21,820          2,569           11.58            1,364
-----------------------------------------------------------------------------------------------------------------------------
                   May           Class Y                              18,864          2,221           11.60            1,366
                                 Class J                             337,093         39,693           11.58            1,364
                                 Class B                               3,050            359           11.55            1,360
                                 Class C                              19,586          2,306           11.55            1,360
                                 Class A                              23,834          2,806           11.59            1,365
-----------------------------------------------------------------------------------------------------------------------------
                   June          Class Y                              21,139          2,489           11.68            1,375
                                 Class J                             333,854         39,311           11.66            1,373
                                 Class B                               3,225            380           11.64            1,371
                                 Class C                              21,549          2,537           11.64            1,371
                                 Class A                              26,510          3,122           11.68            1,375
-----------------------------------------------------------------------------------------------------------------------------
                  July           Class Y                              23,399          2,755           11.61            1,367
                                 Class J                             325,722         38,354           11.59            1,365
                                 Class B                               3,287            387           11.57            1,362
                                 Class C                              23,262          2,739           11.57            1,362
                                 Class A                              30,518          3,593           11.61            1,367
-----------------------------------------------------------------------------------------------------------------------------
                  August         Class Y                              24,959          2,939           11.77            1,386
                                 Class J                             326,504         38,446           11.75            1,384
                                 Class B                               3,426            403           11.73            1,381
                                 Class C                              26,649          3,138           11.72            1,380
                                 Class A                              35,647          4,197           11.77            1,386
-----------------------------------------------------------------------------------------------------------------------------
                  September      Class Y                              26,012          3,063           11.71            1,379
                                 Class J                             314,418         37,023           11.69            1,376
                                 Class B                               3,443            405           11.67            1,374
                                 Class C                              27,992          3,296           11.66            1,373
                                 Class A                              39,168          4,612           11.71            1,379
-----------------------------------------------------------------------------------------------------------------------------
                  October        Class Y                              25,124          2,958           11.55            1,360
                                 Class J                             301,209         35,467           11.53            1,358
                                 Class B                               3,514            414           11.51            1,355
                                 Class C                              29,064          3,422           11.50            1,354
                                 Class A                              51,382          6,050           11.55            1,360
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                  Total Net Asset Value          Net Asset Value per Share
-----------------------------------------------------------------------------------------------------------------------------
                                                                   US$               Yen            US$            Yen
                                                               (thousands)       (millions)
-----------------------------------------------------------------------------------------------------------------------------
2005 end of  November            Class Y                              25,020          2,946           11.57            1,362
                                 Class J                             288,881         34,016           11.55            1,360
                                 Class B                               3,750            442           11.52            1,356
                                 Class C                              31,055          3,657           11.52            1,356
                                 Class A                              54,130          6,374           11.56            1,361
-----------------------------------------------------------------------------------------------------------------------------
                   December      Class Y                              25,925          3,053           11.12            1,309
                                 Class J                             267,668         31,518           11.11            1,308
                                 Class B                               3,753            442           11.09            1,306
                                 Class C                              34,249          4,033           11.08            1,305
                                 Class A                              56,989          6,710           11.12            1,309
-----------------------------------------------------------------------------------------------------------------------------
2006 end of January              Class Y                              26,369          3,105           11.30            1,331
                                 Class J                             268,130         31,572           11.28            1,328
                                 Class B                               3,942            464           11.26            1,326
                                 Class C                              38,413          4,523           11.25            1,325
                                 Class A                              65,998          7,771           11.30            1,331
-----------------------------------------------------------------------------------------------------------------------------
                   February      Class Y                              27,473          3,235           11.30            1,331
                                 Class J                             258,285         30,413           11.28            1,328
                                 Class B                               4,167            491           11.26            1,326
                                 Class C                              43,642          5,139           11.25            1,325
                                 Class A                              71,949          8,472           11.30            1,331
-----------------------------------------------------------------------------------------------------------------------------

(Note 1) Admin Class of shares was converted to Retail Class shares on May 21, 2003.

(Note 2) Effective September 12, 2003, Retail class shares ("Class R") of the Fund converted to Class A shares and Institutional Class shares ("Class I") were converted to Class Y shares. Class B and C shares commenced operations on September 12, 2003.

     (B ) Record of distributions paid

---------------------------------------------------------------------------------------------------------------------------------
                             Distribution Date           Ex-dividend Date                        Distribution per Share
---------------------------------------------------------------------------------------------------------------------------------
1st Fiscal Year         April 11, 1997              April 7, 1997               Class I      US$       0.130        (\ 15.31)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.128        (\ 15.07)
---------------------------------------------------------------------------------------------------------------------------------
                        July 11, 1997               July 7, 1997                Class I      US$       0.177        (\ 20.84)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.171        (\ 20.14)
---------------------------------------------------------------------------------------------------------------------------------
                        October 10, 1997            October 7, 1997             Class I      US$       0.149        (\ 17.54)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.142        (\ 16.72)
---------------------------------------------------------------------------------------------------------------------------------
                        December 31, 1997           December 29, 1997           Class I      US$       0.377        (\ 44.39)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.371        (\ 43.69)
---------------------------------------------------------------------------------------------------------------------------------
2nd Fiscal Year         April 13, 1998              April 7, 1998               Class I      US$       0.161        (\ 18.96)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.154        (\ 18.13)
---------------------------------------------------------------------------------------------------------------------------------
                        July 10, 1998               July 7, 1998                Class I      US$       0.166        (\ 19.55)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.159        (\ 18.72)
---------------------------------------------------------------------------------------------------------------------------------
3rd Fiscal Year         October 9, 1998             October 6, 1998             Class I      US$       0.216        (\ 25.43)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.210        (\ 24.73)
---------------------------------------------------------------------------------------------------------------------------------
                        December 11, 1998           December 8, 1998            Class I      US$       0.384        (\ 45.22)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.378        (\ 44.51)
---------------------------------------------------------------------------------------------------------------------------------
                        April 9, 1999               April 6, 1999               Class I      US$       0.158        (\ 18.60)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.150        (\ 17.66)
---------------------------------------------------------------------------------------------------------------------------------
                        July 7, 1999                July 1, 1999                Class I      US$       0.096        (\ 11.30)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.090        (\ 10.60)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$       0.090        (\ 10.60)
---------------------------------------------------------------------------------------------------------------------------------
                        August 5, 1999              August 2, 1999              Class I      US$       0.056        (\  6.59)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.054        (\  6.36)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$       0.050        (\  5.89)
---------------------------------------------------------------------------------------------------------------------------------
                        September 7, 1999           September 1, 1999           Class I      US$       0.056        (\  6.59)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.054        (\  6.36)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$       0.050        (\  5.89)
---------------------------------------------------------------------------------------------------------------------------------
4th Fiscal Year         October 6, 1999             October 1, 1999             Class I      US$       0.059        (\  6.95)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.057        (\  6.71)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$       0.053        (\  6.24)
---------------------------------------------------------------------------------------------------------------------------------
                        Novemer 4, 1999             November 1, 1999            Class I      US$       0.060        (\  7.07)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.057        (\  6.71)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$       0.053        (\  6.24)
---------------------------------------------------------------------------------------------------------------------------------
                        December 6, 1999            December 1, 1999            Class I      US$       0.061        (\  7.18)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.059        (\  6.95)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$       0.055        (\  6.48)
---------------------------------------------------------------------------------------------------------------------------------
                        January 5, 2000             December 31, 1999           Class I      US$       0.062        (\  7.30)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.060        (\  7.07)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$       0.056        (\  6.59)
---------------------------------------------------------------------------------------------------------------------------------
                        February 4, 2000            February 1, 2000            Class I      US$       0.061        (\  7.18)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$       0.059        (\  6.95)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$       0.054        (\  6.36)
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                      March 6, 2000              March 1, 2000              Class I       US$       0.060        (\ 7.07)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.058        (\ 6.83)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.054        (\ 6.36)
-----------------------------------------------------------------------------------------------------------------------------
                      April 6, 2000              April 3, 2000              Class I       US$       0.063        (\ 7.42)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.060        (\ 7.07)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.056        (\ 6.59)
-----------------------------------------------------------------------------------------------------------------------------
                      May 4, 2000                May 1, 2000                Class I       US$       0.069        (\ 8.12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.067        (\ 7.89)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.063        (\ 7.42)
-----------------------------------------------------------------------------------------------------------------------------
                      June 6, 2000               June 1, 2000               Class I       US$       0.061        (\ 7.18)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.059        (\ 6.95)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.055        (\ 6.48)
-----------------------------------------------------------------------------------------------------------------------------
                      July 7, 2000               July 3, 2000               Class I       US$       0.059        (\ 6.95)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.057        (\ 6.71)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.053        (\ 6.24)
-----------------------------------------------------------------------------------------------------------------------------
                      August 4, 2000             August 1, 2000             Class I       US$       0.058        (\ 6.83)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.056        (\ 6.59)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.052        (\ 6.12)
-----------------------------------------------------------------------------------------------------------------------------
                      September 7, 2000          September 1, 2000          Class I       US$       0.050        (\ 5.89)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.044        (\ 5.18)
-----------------------------------------------------------------------------------------------------------------------------
5th Fiscal Year       October 5, 2000            October 2, 2000            Class I       US$       0.052        (\ 6.12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.050        (\ 5.89)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.046        (\ 5.42)
-----------------------------------------------------------------------------------------------------------------------------
                      November 6, 2000           November 1, 2000           Class I       US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.046        (\ 5.42)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.042        (\ 4.95)
-----------------------------------------------------------------------------------------------------------------------------
                      December 6, 2000           December 1, 2000           Class I       US$       0.044        (\ 5.18)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.042        (\ 4.95)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.038        (\ 4.47)
-----------------------------------------------------------------------------------------------------------------------------
                      January 4, 2001            December 29, 2000          Class I       US$       0.052        (\ 6.12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.047        (\ 5.53)
-----------------------------------------------------------------------------------------------------------------------------
                      February 6, 2001           February 1, 2001           Class I       US$       0.052        (\ 6.12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                      March 6, 2001              March 1, 2001              Class I       US$       0.049        (\ 5.77)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.045        (\ 5.30)
-----------------------------------------------------------------------------------------------------------------------------
                      April 5, 2001              April 2, 2001              Class I       US$       0.057        (\ 6.71)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.053        (\ 6.24)
-----------------------------------------------------------------------------------------------------------------------------
                      May 4, 2001                May 1, 2001                Class I       US$       0.052        (\ 6.12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.049        (\ 5.77)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                      June 6, 2001               June 1, 2001               Class I       US$       0.052        (\ 6.12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                      July 6, 2001               July 2, 2001               Class I       US$       0.045        (\ 5.30)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.041        (\ 4.83)
-----------------------------------------------------------------------------------------------------------------------------
                      August 6, 2001             August 1, 2001             Class I       US$       0.043        (\ 5.06)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.039        (\ 4.59)
-----------------------------------------------------------------------------------------------------------------------------
                      September 7, 2001          September 4, 2001          Class I       US$       0.046        (\ 5.42)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.039        (\ 4.59)
-----------------------------------------------------------------------------------------------------------------------------
6th Fiscal Year       October 4, 2001            September 28, 2001         Class I       US$       0.066        (\ 7.77)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                      November 6, 2001           November 1, 2001           Class I       US$       0.053        (\ 6.24)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.046        (\ 5.42)
-----------------------------------------------------------------------------------------------------------------------------
                      November 23, 2001          November 20, 2001          Class I       US$       0.021        (\ 2.47)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.021        (\ 2.47)
-----------------------------------------------------------------------------------------------------------------------------
                      December 6, 2001           December 3, 2001           Class I       US$       0.047        (\ 5.53)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.041        (\ 4.83)
-----------------------------------------------------------------------------------------------------------------------------
                      January 4, 2002            December 31, 2001          Class I       US$       0.054        (\ 6.36)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                      February 6, 2002           February 1, 2002           Class I       US$       0.052        (\ 6.12)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Admin         US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.050        (\ 5.89)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.045        (\ 5.30)
-----------------------------------------------------------------------------------------------------------------------------
                      March 6, 2002              March 1, 2002              Class I       US$       0.047        (\ 5.53)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Admin         US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.042        (\ 4.95)
-----------------------------------------------------------------------------------------------------------------------------
                      April 4, 2002              April 1, 2002              Class I       US$       0.047        (\ 5.53)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Admin         US$       0.043        (\ 5.06)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.045        (\ 5.30)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.041        (\ 4.83)
-----------------------------------------------------------------------------------------------------------------------------
                      May 6, 2002                May 1, 2002                Class I       US$       0.051        (\ 6.01)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Admin         US$       0.047        (\ 5.53)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.049        (\ 5.77)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.045        (\ 5.30)
-----------------------------------------------------------------------------------------------------------------------------
                      June 6, 2002               June 3, 2002               Class I       US$       0.050        (\ 5.89)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Admin         US$       0.046        (\ 5.42)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.043        (\ 5.06)
-----------------------------------------------------------------------------------------------------------------------------
                      July 5, 2002               July 1, 2002               Class I       US$       0.048        (\ 5.65)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Admin         US$       0.044        (\ 5.18)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.046        (\ 5.42)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.041        (\ 4.83)
-----------------------------------------------------------------------------------------------------------------------------
                      August 6, 2002             August 1,2002              Class I       US$       0.049        (\ 5.77)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Admin         US$       0.044        (\ 5.18)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class R       US$       0.046        (\ 5.42)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J       US$       0.042        (\ 4.95)
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        September 6, 2002           September 3, 2002           Class I      US$           0.051        (\ 6.01)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Admin        US$           0.047        (\ 5.53)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$           0.049        (\ 5.77)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$           0.045        (\ 5.30)
------------------------------------------------------------------------------------------------------------------------------------
7th Fiscal Year         October 4, 2002             October 1, 2002             Class I      US$           0.051        (\ 6.01)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Admin        US$           0.047        (\ 5.53)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$           0.049        (\ 5.77)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$           0.044        (\ 5.18)
------------------------------------------------------------------------------------------------------------------------------------
                        November 6, 2002            November 1, 2002            Class I      US$           0.054        (\ 6.36)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Admin        US$           0.050        (\ 5.89)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$           0.052        (\ 6.12)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$           0.048        (\ 5.65)
------------------------------------------------------------------------------------------------------------------------------------
                        December 5, 2002            December 2, 2002            Class I      US$           0.051        (\ 6.01)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Admin        US$           0.047        (\ 5.53)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$           0.049        (\ 5.77)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$           0.045        (\ 5.30)
------------------------------------------------------------------------------------------------------------------------------------
                        January 6, 2003             December 31, 2002           Class I      US$         0.05399        (\ 6.36)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Admin        US$         0.04956        (\ 5.84)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$         0.05178        (\ 6.10)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$         0.04736        (\ 5.58)
------------------------------------------------------------------------------------------------------------------------------------
                        February 6, 2003            February 3, 2003            Class I      US$           0.055        (\ 6.48)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Admin        US$           0.050        (\ 5.89)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$           0.052        (\ 6.12)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$           0.048        (\ 5.65)
------------------------------------------------------------------------------------------------------------------------------------
                        March 6, 2003               March 3, 2003               Class I      US$           0.056        (\ 6.59)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Admin        US$           0.051        (\ 6.01)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$           0.053        (\ 6.24)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$           0.049        (\ 5.77)
------------------------------------------------------------------------------------------------------------------------------------
                        April 4, 2003               April 1, 2003               Class I      US$           0.054        (\ 6.36)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Admin        US$           0.050        (\ 5.89)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$           0.052        (\ 6.12)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$           0.047        (\ 5.53)
------------------------------------------------------------------------------------------------------------------------------------
                        May 6, 2003                 May 1, 2003                 Class I      US$           0.048        (\ 5.65)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Admin        US$           0.043        (\ 5.06)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$           0.046        (\ 5.42)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$           0.041        (\ 4.83)
------------------------------------------------------------------------------------------------------------------------------------
                        June 5, 2003                June 2, 2003                Class I      US$           0.048        (\ 5.65)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class R      US$           0.046        (\ 5.42)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J      US$           0.041        (\ 4.83)
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                      July 7, 2003               July 1, 2003                 Class I           US$        0.053      (\  6.24)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class R           US$        0.052      (\  6.12)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$        0.046      (\  5.42)
-----------------------------------------------------------------------------------------------------------------------------------
                      July 7, 2003               July 1, 2003                 Class I           US$       0.1356      (\ 15.97)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class R           US$       0.1356      (\ 15.97)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.1356      (\ 15.97)
-----------------------------------------------------------------------------------------------------------------------------------
                      August 6, 2003             August 1, 2003               Class I           US$       0.0454      (\  5.35)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class R           US$       0.0431      (\  5.08)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.0382      (\  4.50)
-----------------------------------------------------------------------------------------------------------------------------------
                      September 5, 2003          September 2, 2003            Class I           US$       0.0558      (\  6.57)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class R           US$       0.0535      (\  6.30)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.0488      (\  5.75)
-----------------------------------------------------------------------------------------------------------------------------------
8th Fiscal Year       October 6, 2003            October 1, 2003              Class Y           US$       0.0531      (\  6.25)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.0461      (\  5.43)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class B           US$       0.0477      (\  5.62)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class C           US$       0.0477      (\  5.62)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class A           US$       0.0510      (\  6.01)
-----------------------------------------------------------------------------------------------------------------------------------
                      November 6, 2003           November 3, 2003             Class Y           US$       0.0542      (\  6.38)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.0469      (\  5.52)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class B           US$       0.0470      (\  5.53)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class C           US$       0.0470      (\  5.53)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class A           US$       0.0526      (\  6.19)
-----------------------------------------------------------------------------------------------------------------------------------
                      November 28, 2003          November 24, 2003            Class Y           US$       0.0703      (\  8.28)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.0703      (\  8.28)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class B           US$       0.0703      (\  8.28)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class C           US$       0.0703      (\  8.28)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class A           US$       0.0703      (\  8.28)
-----------------------------------------------------------------------------------------------------------------------------------
                      December 4, 2003           December 12, 2003            Class Y           US$       0.0790      (\  9.30)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.0720      (\  8.48)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class B           US$       0.0682      (\  8.03)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class C           US$       0.0682      (\  8.03)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class A           US$       0.0769      (\  9.05)
-----------------------------------------------------------------------------------------------------------------------------------
                      January 6, 2004            December 31, 2003            Class Y           US$       0.0516      (\  6.08)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.0443      (\  5.22)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class B           US$       0.0414      (\  4.87)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class C           US$       0.0429      (\  5.05)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class A           US$       0.0493      (\  5.81)
-----------------------------------------------------------------------------------------------------------------------------------
                      February 2, 2004           February 2, 2004             Class Y           US$       0.0516      (\  6.08)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.0456      (\  5.37)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class B           US$       0.0437      (\  5.15)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class C           US$       0.0443      (\  5.22)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class A           US$       0.0509      (\  5.99)
-----------------------------------------------------------------------------------------------------------------------------------
                      March 4, 2004              March 1, 2004                Class Y           US$       0.0486      (\  5.72)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class J           US$       0.0417      (\  4.91)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class B           US$       0.0388      (\  4.57)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class C           US$       0.0411      (\  4.84)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Class A           US$       0.0451      (\  5.31)
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        April 6, 2004               April 1, 2004                Class Y           US$       0.0487      (\ 5.73)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class J           US$       0.0413      (\ 4.86)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class B           US$       0.0376      (\ 4.43)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class C           US$       0.0392      (\ 4.62)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A           US$       0.0454      (\ 5.35)
------------------------------------------------------------------------------------------------------------------------------------
                        May 6, 2004                 May 3, 2004                  Class Y           US$       0.0488      (\ 5.75)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class J           US$       0.0416      (\ 4.90)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class B           US$       0.0380      (\ 4.47)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class C           US$       0.0390      (\ 4.59)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A           US$       0.0450      (\ 5.30)
------------------------------------------------------------------------------------------------------------------------------------
                        June 4, 2004                June 1, 2004                 Class Y           US$       0.0497      (\ 5.85)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class J           US$       0.0426      (\ 5.02)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class B           US$       0.0407      (\ 4.79)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class C           US$       0.0395      (\ 4.65)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A           US$       0.0461      (\ 5.43)
------------------------------------------------------------------------------------------------------------------------------------
                        July 7, 2004                July 1, 2004                 Class Y           US$       0.0484      (\ 5.70)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class J           US$       0.0419      (\ 4.93)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class B           US$       0.0384      (\ 4.52)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class C           US$       0.0387      (\ 4.56)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A           US$       0.0451      (\ 5.31)
------------------------------------------------------------------------------------------------------------------------------------
                        August 5, 2004              August 2, 2004               Class Y           US$       0.0497      (\ 5.85)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class J           US$       0.0427      (\ 5.03)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class B           US$       0.0392      (\ 4.62)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class C           US$       0.0393      (\ 4.63)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A           US$       0.0461      (\ 5.43)
------------------------------------------------------------------------------------------------------------------------------------
                        September 7, 2004           September 1, 2004            Class Y           US$       0.0516      (\ 6.08)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class J           US$       0.0448      (\ 5.28)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class B           US$       0.0409      (\ 4.82)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class C           US$       0.0411      (\ 4.84)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A           US$       0.0482      (\ 5.68)
------------------------------------------------------------------------------------------------------------------------------------
9th Fiscal Year         October 6, 2004             October 1, 2004              Class Y           US$       0.0520      (\ 6.12)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class J           US$       0.0469      (\ 5.52)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class B           US$       0.0422      (\ 4.97)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class C           US$       0.0419      (\ 4.93)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A           US$       0.0488      (\ 5.75)
------------------------------------------------------------------------------------------------------------------------------------
                        November 4, 2004            November 1, 2004             Class Y           US$       0.0535      (\ 6.30)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class J           US$       0.0458      (\ 5.39)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class B           US$       0.0428      (\ 5.04)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class C           US$       0.0423      (\ 4.98)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Class A           US$       0.0496      (\ 5.84)
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                        December 6, 2004         December 1, 2004           Class Y        US$       0.0471      (\  5.55)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J        US$       0.0397      (\  4.67)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class B        US$       0.0364      (\  4.29)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class C        US$       0.0361      (\  4.25)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class A        US$       0.0434      (\  5.11)
-----------------------------------------------------------------------------------------------------------------------------
                        January 4, 2005          December 30, 2004          Class Y        US$       0.2647      (\ 31.17)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J        US$       0.2567      (\ 30.23)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class B        US$       0.2535      (\ 29.85)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class C        US$       0.2533      (\ 29.83)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class A        US$       0.2612      (\ 30.76)
-----------------------------------------------------------------------------------------------------------------------------
                        February 4, 2005         February 1, 2005           Class Y        US$       0.0496      (\  5.84)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J        US$       0.0422      (\  4.97)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class B        US$       0.0384      (\  4.52)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class C        US$       0.0390      (\  4.59)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class A        US$       0.0457      (\  5.38)
-----------------------------------------------------------------------------------------------------------------------------
                        March 4, 2005            March 1, 2005              Class Y        US$       0.0463      (\  5.45)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J        US$       0.0397      (\  4.67)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class B        US$       0.0361      (\  4.25)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class C        US$       0.0366      (\  4.31)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class A        US$       0.0428      (\  5.04)
-----------------------------------------------------------------------------------------------------------------------------
                        April 6 , 2005           April 1, 2005              Class Y        US$       0.0477      (\  5.62)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J        US$       0.0404      (\  4.76)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class B        US$       0.0368      (\  4.33)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class C        US$       0.0370      (\  4.36)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class A        US$       0.0438      (\  5.16)
-----------------------------------------------------------------------------------------------------------------------------
                        May 5, 2005              May 2, 2005                Class Y        US$       0.0471      (\  5.55)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J        US$       0.0400      (\  4.71)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class B        US$       0.0365      (\  4.30)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class C        US$       0.0368      (\  4.33)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class A        US$       0.0430      (\  5.06)
-----------------------------------------------------------------------------------------------------------------------------
                        June 6, 2005             June 1, 2005               Class Y        US$       0.0398      (\  4.69)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J        US$       0.0325      (\  3.83)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class B        US$       0.0288      (\  3.39)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class C        US$       0.0294      (\  3.46)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class A        US$       0.0359      (\  4.23)
-----------------------------------------------------------------------------------------------------------------------------
                        July 7, 2005             July 1, 2005               Class Y        US$       0.0458      (\  5.39)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class J        US$       0.0382      (\  4.50)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class B        US$       0.0352      (\  4.14)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class C        US$       0.0355      (\  4.18)
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Class A        US$       0.0424      (\  4.99)
-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                        August 4, 2005             August 1, 2005               Class Y            US$      0.0469      (\  5.52)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J            US$      0.0392      (\  4.62)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class B            US$      0.0357      (\  4.20)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class C            US$      0.0360      (\  4.24)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class A            US$      0.0435      (\  5.12)
------------------------------------------------------------------------------------------------------------------------------------
                        September 7, 2005          September 1, 2005            Class Y            US$      0.0469      (\  5.52)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J            US$      0.0393      (\  4.63)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class B            US$      0.0358      (\  4.22)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class C            US$      0.0365      (\  4.30)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class A            US$      0.0434      (\  5.11)
------------------------------------------------------------------------------------------------------------------------------------
10th Fical Year         October 6, 2005            October 3, 2005              Class Y            US$      0.0467      (\  5.50)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J            US$      0.0390      (\  4.59)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class B            US$      0.0355      (\  4.18)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class C            US$      0.0359      (\  4.23)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class A            US$      0.0430      (\  5.06)
------------------------------------------------------------------------------------------------------------------------------------
                        November 4, 2005           November 1, 2005             Class Y            US$      0.0435      (\  5.12)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J            US$      0.0361      (\  4.25)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class B            US$      0.0331      (\  3.90)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class C            US$      0.0329      (\  3.87)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class A            US$      0.0418      (\  4.92)
------------------------------------------------------------------------------------------------------------------------------------
                        December 6, 2005           December 1, 2005             Class Y            US$      0.0485      (\  5.71)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J            US$      0.0410      (\  4.83)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class B            US$      0.0381      (\  4.49)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class C            US$      0.0383      (\  4.51)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class A            US$      0.0449      (\  5.29)
------------------------------------------------------------------------------------------------------------------------------------
                        January 4, 2006            December 29, 2005            Class Y            US$      0.4791      (\ 56.41)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J            US$      0.4716      (\ 55.53)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class B            US$      0.4680      (\ 55.11)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class C            US$      0.4685      (\ 55.17)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class A            US$      0.4753      (\ 55.97)
------------------------------------------------------------------------------------------------------------------------------------
                        February 6, 2006           February 1, 2006             Class Y            US$      0.0489      (\  5.76)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class J            US$      0.0417      (\  4.91)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class B            US$      0.0381      (\  4.49)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class C            US$      0.0387      (\  4.56)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Class A            US$      0.0455      (\  5.36)
------------------------------------------------------------------------------------------------------------------------------------

Note: Since the close of the accounting year has been changed from December 31 to September 30, 2nd fiscal period shall be from January 1, 1998 to September 30, 1998 and 3rd fiscal period shall be from October 1, 1998 to September 30, 1999.

     (C)  Record of changes in Earnings Ratio

     ------------------------------------------------------------------------------------------------
                Fiscal Year                         Class                Earnings Ratio (Note)
     ------------------------------------------------------------------------------------------------
              1st Fiscal Year                       Class I                     14.23%(1)*
                                                    Class A                        N/A
                                                    Class R                     14.02%(1)*
                                                    Class J                        N/A
     ------------------------------------------------------------------------------------------------
              2nd Fiscal Year                       Class I                      0.16%(2)*
                                                    Class A                        N/A
                                                    Class R                     -0.07%(2)*
                                                    Class J                        N/A
     ------------------------------------------------------------------------------------------------
              3rd Fiscal Year                       Class I                      6.28%
                                                    Class A                       N/A
                                                    Class R                      6.00%
                                                    Class J                     -1.46%(3)*
     ------------------------------------------------------------------------------------------------
              4th Fiscal Year                       Class I                      6.86%
                                                    Class A                       N/A
                                                    Class R                      6.60%
                                                    Class J                      6.11%
     ------------------------------------------------------------------------------------------------
              5th Fiscal Year                       Class I                      8.35%
                                                    Class A                       N/A
                                                    Class R                      3.71%(4)*
                                                    Class J                      7.70%
     ------------------------------------------------------------------------------------------------
              6th Fiscal Year                       Class I                      7.04%
                                                    Class A                      4.10%(5)*
                                                    Class R                      4.23%(5)*
                                                    Class J                      6.24%
     ------------------------------------------------------------------------------------------------
              7th Fiscal Year                       Class Y                      20.24%
                                                    Class A                      19.99%
                                                    Class J                      19.46%
     ------------------------------------------------------------------------------------------------
              8th Fiscal Year                       Class Y                      8.80%
                                                    Class J                      7.99%
                                                    Class B                      7.65%
                                                    Class C                      7.62%
                                                    Class A                      8.42%
     ------------------------------------------------------------------------------------------------
              9th Fiscal Year                       Class Y                      5.46%
                                                    Class J                      4.74%
                                                    Class B                      4.30%
                                                    Class C                      4.32%
                                                    Class A                      5.18%
     ------------------------------------------------------------------------------------------------

          (Note) Earning Ratio (%) = 100 x (a - b) / b a = Net Asset Value per share at the end of the fiscal year cum total amount of distributions made during such fiscal year*
                     * includes dividend and capital gain distributions as of
                       ex-date during each period.
                 b = Net Asset Value per share after distribution at the end of the previous fiscal year.
                 The Earning Ratio does not include Sales Charge.

1) January 2, 1997 (start of operation of the relevant classes)- December 31, 1997 (end of the 1st fiscal year)
2)   December 31, 1997 - September 30, 1998 (end of 2nd fiscal year)
3)   May 24, 1999 (start of operation of the relevant class)- September 30, 1999
4) September 30, 2000 (start of operation of the relevant class) - December 18, 2000 (liquidation of the relevant class)
5) January 31, 2002 (start of operation of the relevant classes) - September 30, 2002
     * cumulative return

6.   OUTLINE OF PROCEDURES

[The information contained in "II OUTLINE OF PROCEDURES, ETC." of PART III below is summarized here.]

7.   OUTLINE OF MANAGEMENT AND OPERATION

[The information contained in "III MANAGEMENT AND OPERATION" of PART III below is summarized here.]

II.  INFORMATION ON FINANCIAL HIGHLIGHTS
[Japanese translation of Statement of Assets and Liabilities and Statement of Operations will be inserted here.]


III. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES

1.   Transfer of the Shares

          The transfer agent for the registered share certificates is State Street Bank and Trust Company, Boston, Massachusetts, U. S. A.

          The Japanese investors who entrust the custody of their shares to a Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.

          No fee is chargeable for the transfer of shares.

2.   The Closing Period of the Shareholders' Book

          For the purpose of determining the shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of shareholders or the date for the payment of any dividend or of any other distribution, as the record date for determining the shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only shareholders of record on such record date shall have such right notwithstanding any transfer of shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all or any part of such period.

3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Declaration of Trust and the Investment Company Act of 1940.

4.   No special privilege is granted to Shareholders.

     The acquisition of Shares by any person may be restricted.

IV.  ITEMS OF DETAILED INFORMATION ON THE FUND

     The Items of Detailed Information on the Fund are as follows:

I.   Additional Information on the Fund

     1.   History of the Fund
     2.   Outline of Laws Regulating the Fund in the Jurisdiction Where
          Established
     3.   Outline of the Supervisory Authority

II.  Procedures, etc.
     1.   Subscription Procedures
     2.   Redemption Procedures

III. Management and Operation
     1.   Outline of Management, etc. of Assets
     2.   Outline of Disclosure System
     3.   Right of Unitholders, Etc.

IV.  Financial Statements
     1.   Financial Statements
     2.   Conditions of the Fund

V.   Record of Sales and Redemption

PART III. DETAILED INFORMATION OF THE FUND

I.   ADDITIONAL INFORMATION OF THE FUND

1.   History of the Fund
                  February 20, 1991:   Organization of the Trust as a
                                       Massachusetts business trust. Adoption
                                       of the Declaration of Trust.
                  October 21, 1996:    Adoption of Resolutions by the Board of
                                       Trustees of the Trust to establish the
                                       Fund.
                  January 2, 1997      Commencement of management of the Fund
                  May 24, 1999         Commencement of the Public Offering in
                                       Japan
                  July 1, 2003         The Agreement and Declaration of Trust
                                       was amended.
                  July 21, 2005        The First Amended and Restated Agreement
                                       and Declaration of Trust was effected.

2.   Outline of Laws Regulating the Fund in the Jurisdiction where Established

          The Trust was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the Trust's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Trust also intends to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

          The following is a broad outline of certain of the principal statutes regulating the operations of the Trust in the U.S.:

     a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts

          Chapter 182 provides in part as follows:

          A copy of the declaration of trust must be filed with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.

          A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.

          Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.

     b.   Investment Company Act of 1940

          The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the "SEC" and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

     c.   Securities Act of 1933

          The Securities Act of 1933, as amended (the "1933 Act"), regulates sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

     d.   Securities Exchange Act of 1934

          The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents, brokers and dealers.

     e.   The Internal Revenue Code

          The Trust intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.

     f.   Other laws

          The Trust is subject to the provisions of other laws, rules, and regulations applicable to the Trust or its operations, such as, for example, various state laws regarding the sale of the Trust's shares.

3.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Trust or certain of its operations are the SEC and state regulatory agencies or authorities.

     a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Trust. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

     b. State authorities typically have authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities

II.  PROCEDURES, ETC.

1.   Subscription Procedures

     a.   Sales in the United States
          --------------------------

          Investors can buy shares of the Fund through a broker-dealer that has been approved by Loomis Sayles Distributors, L.P., which can be contacted at One Financial Center, Boston, MA 02111 (1-800-633-3330).

          The Fund sells its shares at the Net Asset Value next calculated after State Street Bank and Trust Company receives a properly completed investment order, plus the sales charge described previously. State Street Bank and Trust Company or investors' broker-dealer generally must receive a properly completed order before the close of regular trading on the New York Stock Exchange for shares to be bought or sold at the Fund's Net Asset Value on that day.

     o By Check All purchases made by check through a broker-dealer should be in U.S. dollars and made payable to State Street Bank and Trust Company. The Fund will not accept checks made payable to anyone other than State Street Bank and Trust Company. When an investor makes an investment by check through the investor's broker-dealer, the investor will not be permitted to redeem that investment until the check has cleared or has been in the investor's account for 15 days.

     o By Wire The investor's broker-dealer also may wire the investor's initial and subsequent investments to the Fund by using the following wire instructions. The investors' broker-dealer may charge a fee for transmitting funds by wire.

                  State Street Bank and Trust Company
                  Layfayette Corporate Center, 5th Floor
                  2 Avenue de Lafayette
                  Boston, MA 02111
                  ABA No. 011000028
                  DDA 4133-408-7
                  Attn: Custody and Shareholder Services
                  Loomis Sayles Investment Grade Bond Fund (Class J)

          The Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason that the Fund or the Distributor in its sole discretion deems appropriate. Although the Fund does not presently anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of its shares. In order to avoid dividend dilution, it is expected that the Fund will reject purchase orders in excess of U.S. $5 million on each of the five Fund business days preceding the ex-dividend date of each month. A Fund business day is any day on which the New York Stock Exchange is open for business.

          The distributor may accept telephone orders from broker-dealers who have been previously approved by the distributor. Broker-dealers are responsible for forwarding purchase or redemption orders to the distributor promptly. Broker-dealers may charge investors a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

          The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

          Each initial and subsequent investment must be for at least 100 shares or multiples of 100 shares.

          The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Fund's transfer or other agent or subagent plus the sales charge (the "public offering price"). Further information regarding the sales charge is presented below.

          -------------------------------------------------------------------------------------------------------
           Sales Charge as a Percentage of Offering Price    Sales Charge as a Percentage of Net Amount Invested
          -------------------------------------------------------------------------------------------------------
                                      3.50%                                            3.63%
          -------------------------------------------------------------------------------------------------------

          The sales charge is allocated between investor's broker-dealer and the distributor. The amount reallowed to broker-dealers is 3.00% as a percentage of the public offering price. The Fund receives the net asset value of the shares purchased.

          "Net asst value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

                                      Total market value of securities +
            Net Asset Value   =      Cash and other assets - Liabilities
          -------------------   ------------------------------------------------
                                         Number of outstanding shares

          The net asset value of Fund shares is determined according to this schedule:

          o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, the Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in Loomis Sayles' discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if Loomis Sayles, in its discretion, determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the fixed income markets are open for trading. In addition, the Fund's shares will not be priced on certain U.S. holidays. See the section entitled "Net Asset Value" for more details.

          o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by the Fund's custodian (plus or minus applicable sales charges as described earlier in this document) after your order is received "in good order."

          o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

          o A Fund significantly invested in non-U.S. securities may have net asset value changes on days when you cannot buy or sell its shares.

          *Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by investors' investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by investors' investment dealer.

          Generally, during times of substantial economic or market change, it may be difficult to place investors' order by phone. During these times, investors may deliver investors' order in person to the Distributor or send investors' order by mail.

          Generally, Fund securities are valued as follows:

          o Debt securities (other than short-term obligations) - based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

          o Short-term obligations (remained maturity of less than 60 days) - amortized cost (which approximates market value).

          o Securities traded on non-U.S. exchanges - market price on the non-U.S. exchange, unless the Fund believes that an occurrence after the close of the exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.

          o Options-last sale price, or if not available, last offering price.

          o Futures-unrealized gain or loss on the contract using current settlement price. When a settlement price is not used, futures contracts will be valued at their fair value as determined by or pursuant to procedures approved by the Board of Trustees.

          o All other securities - fair market value as determined by the adviser of the Fund pursuant to procedures approved by the Board of Trustees.

          Because of fair value pricing as described above for "Securities traded on non-U.S. exchanges" and "All other securities" securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value (which is the amount that the Fund might reasonably expect to receive from a current sale of the security in the ordinary course of business). The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or non-U.S. markets).

          Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to refuse any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchange for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of the Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding is not an exclusive list of activities that the Fund and the Distributor may consider to be "market timing."

          Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to defect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchase or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners.

     b.   Sales in Japan

          In Japan, Shares of the Fund are offered on any Fund Business Day and any business day of sales handling company in Japan during the applicable Subscription Period mentioned in "7. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. Shares may be purchased in the minimum investment amount of 100 shares and in integral multiples of 100 shares.

          The Issue is the net asset value per share next calculated on the day on which the Fund has received such application. The day in Japan is the day when the Distributors in Japan confirm the execution of the order (usually, the next business day in Japan following the day of placement of the order), the settlement shall be made within four business days from the contract day, and investors shall pay the Sales Charge by such payment day.

          The sales charge in Japan shall be 3% of the Sales Price. The Sales Price is the Issue Price divided by 0.995 (rounded to the third decimal place).

          The Investors having entrusted a Sales Handling Company with safekeeping of the certificates for Fund shares will receive a transaction report regularly. In such case payment shall be made in yen in principle and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Sales Handling Company. The payment may be made in dollars to the extent that the Sales Handling Companies can agree.

          In addition, Sales Handling Companies in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than [yen]100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" in the Rules of Foreign Securities Transactions established by the Association.

          The Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Fund does not presently anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of its shares. In order to avoid dividend dilution, it is expected that the Fund will reject purchase orders in excess of U.S. $5 million on each of the five Fund business days preceding the ex-dividend date of each month. A "Fund business day" is any day on which the Exchange is open for business.

2.   Redemption Procedures

     a.   Redemption in the United States
          -------------------------------

          An investor can redeem shares of the Fund any day the Exchange is open. If investors are redeeming shares that the investors purchased within the past 15 days by check, the investors' redemption will be delayed until investors' payment for the shares clears.

          The investor's redemptions generally will be wired to the investor's broker-dealer on the third business day after the investor's request is received in good order. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, the Fund reserves the right to redeem shares in kind.

          To redeem shares, send a signed letter of instruction to the investor's broker-dealer that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which investors are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), the investor's address, telephone number, account number, and the number of shares or dollar amount to be redeemed. The investor's broker-dealer will send the investor's redemption request to State Street Bank and Trust Company.

          If investors have certificates for the shares that the investors want to sell, the investors must include them along with completed stock power forms.

          All owners of shares must sign the written request in the exact names in which the shares are registered. The owners should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

          Before State Street Bank and Trust Company can wire redemption proceeds to the investor's bank account, the investor's broker-dealer must provide specific wire instructions to State Street Bank and Trust Company.

     Restriction on buying and selling shares

          Frequent purchases and redemptions of Fund shares may present certain risks for other shareholders in the Fund. This includes the risk of diluting the value of Fund shares held by long term shareholders, interfering with the efficient management of the Fund's portfolio, and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as non-U.S, securities, high yield securities, or small cap securities) may also have increased exposure to these risks. The Fund discourages excessive, short-term trading that may disadvantage the Fund and its shareholders. The Fund's Board of Trustees has adopted the following policies with respect to frequent purchases and redemptions of Fund shares.

          The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

     b.   Redemption in Japan

          Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to State Street Bank through the Sales Handling Company on a Fund Business Day that is also a business day of sales handling companies in Japan. The repurchase of shares in the amount of one share except in the case of a shareholder who is closing an account for whom full and fractional shares will be repurchased.

          The price a shareholder in Japan will receive is the net asset value next calculated after the Fund receives the repurchase request from the Distributor in Japan, provided the request is received before the close of regular trading on the Exchange. The payment of the price shall be made in yen through the Sales Handling Companies pursuant to the Contracts or, if the Sales Handling Companies agree, in dollars. The payment for repurchase proceeds shall ordinarily be on the third business day by the Fund to the Distributor in Japan. The payment for repurchase proceeds shall be made on the fourth business day of sales handling companies in Japan after and including the day when Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement or repurchase request). The Fund may suspend the right of repurchase and may postpone payment for more than seven days if the Exchange is closed (other than for weekends or holidays) or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

III. MANAGEMENT OF THE FUND

1.   Outline of Management of Assets, etc.

     (1)  Valuation of assets

          The total net asset value of each class of shares of the Fund (the excess of the assets of the Fund attributable to such class over the liabilities attributable to such class) is determined at the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in Loomis Sayles' discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if Loomis Sayles, in its discretion, determines that it is advisable to do so based primarily upon factors such as whether (i) there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares and (ii) whether in Loomis Sayles' view sufficient information (e.g., prices reported by pricing services) is available for the Fund's shares to be priced. The Fund does not expect to price its shares on the following U.S. holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ National Market System are valued at market price (generally, their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker, although "market price" for securities traded on NASDAQ will generally be considered to be the NASDAQ official closing price.) Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. government securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

          Generally, trading in foreign government securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the Exchange. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange except for securities traded on the London Stock Exchange ("British Equities"). British Equities will be valued at the mean between the last bid and last asked prices on the London Stock Exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Securities principally traded outside the United States will generally be valued several hours before the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time, when the Fund computes the net asset value of its shares. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events will not be reflected in the computation of a Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated.

          Because of fair value pricing, securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Fund may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

          Trading in some of the portfolio securities of some of the Funds takes place in various markets outside the United States on days and at times other than when the Exchange is open for trading. Therefore, the calculation of the Fund's net asset value does not take place at the same time as the prices of many of its portfolio securities are determined, and the value of the Fund's portfolio may change on days when the Fund is not open for business and its shares may not be purchased or redeemed.

          The per share net asset value of a class of the Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class.

     (2)  Custody of Shares

          Share certificates shall be held by Shareholders at their own risk.

          The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of the Distributors in Japan. A report of balance of transactions shall be regularly delivered by the Sales Handling Companies to the Japanese Shareholders.

     (3)  Duration of the Trust
               The Declaration of Trust provides for the perpetual existence of the Trust.

     (4)  Accounting year
               The Fund's fiscal year ends on September 30.

     (5)  Miscellaneous
          (i)  Liquidation:

               The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the trustees may also terminate the Trust or the Fund upon written notice to the shareholders.

          (ii) Agreement and Declaration of Trust

               Originals or copies of the Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection by the Shareholders. Originals or copies of the Declaration of Trust, as amended, are on file in the United States with the Secretary of the Commonwealth of Massachusetts and with the Clerk of the City of Boston.

               The Trustees may without shareholder vote amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental hereto or an amended and restated Declaration of Trust. Shareholders shall have the right to vote (a) on any amendment that would affect their right to vote granted in Section 1 of Article V; (b) on any amendment to this Section 8; (c) on any amendment as may be required by law or by the Trust's registration statement filed with the Commission; and (d) on any amendment submitted to them by the Trustees. Any required or permitted to be submitted to Shareholders of one or more Series or classes that, as the Trustees determine, shall affect the Shareholders of one or more Series or classes shall be authorized by a vote of the Shareholders of each Series or class affected and no vote of shareholders of a Series or Class not affected shall be required.

               In Japan, material changes in the Declaration of Trust shall be published and notice thereof shall be sent to the Japanese Shareholders.

          (iii) Issue of Warrants, Subscription Rights, etc.:

               The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.

          (iv) How Performance Is Shown:

               Yield and Total Return. The Fund may advertise the yield of each class of its shares.

               The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to each fund. These factors, and possible differences in the methods used in calculating yield and tax exempt status of distributions should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.

               At any time in the future, yields and total returns may be higher or lower than past yields and there can be no assurance that any historical results will continue.

               Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor's focus on yield of the Fund to the exclusion of the consideration of share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

          (v) The Procedures concerning the Changes of Contracts between the Related Companies:

               Advisory Agreement

                    This Agreement shall become effective as of the date of its execution, and (a) unless otherwise terminated, this Agreement shall continue in effect for two years from the date of execution, and from year to year thereafter only so long as such continuance is specifically approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Series, and (ii) by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Adviser, cast in person at a meeting called for the purpose of voting on such approval; (b) this Agreement may at any time be terminated on sixty days' written notice to the Adviser either by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Series; (c) this Agreement shall automatically terminate in the event of its assignment; (d) this Agreement may be terminated by the Adviser on ninety days' written notice to the Trust; (e) if the Adviser requires the Trust or the

               Series to change its name so as to eliminate all references to the words "Loomis" or "Sayles," then this Agreement shall automatically terminate at the time of such change unless the continuance of this Agreement after such change shall have been specifically approved by vote of a majority of the outstanding voting securities of the Series and by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Adviser, cast in person at a meeting called for the purpose of voting on such approval.

                    Termination of this Agreement shall be without payment of
               any penalty.

                    Transfer Agency and Service Agreement

                    This Agreement may be terminated by either party upon one
               hundred twenty (120) days written notice to the other.

                    Except as provided n Section 10.3 of the Agreement, neither this Agreement nor any rights or obligation under this Agreement may be assigned by either party without written consent of the other party.

                    This Agreement may be amended or modified by a written
               agreement executed by both parties and authorized or approved by a resolution of the Board of Trustees of the Fund.

                    This Agreement shall be construed and the provision of this
               Agreement interpreted under and in accordance with the laws of the Commonwealth of Massachusetts.

               Custodian Contract

                    This Contract shall become effective as of its execution,
               shall continue in full force and effect until terminated as provided, may be amended at any time by mutual agreement of the parties to this Agreement and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing.

                    This Contract shall be construed and the provisions of this
               Contract interpreted under and in accordance with the laws of The Commonwealth of Massachusetts.

               Administrative Services Agreement

                    This Agreement shall become effective as of the date first written in this Agreement and, may be terminated at any time without the payment of any penalty by either party on not less than sixty (60) days' written notice to the other party.

                    This Agreement may be amended by the parties to this
               Agreement only if such amendment is specifically approved by the Trust's Board of Trustees, and such amendment is set forth in a written instrument executed by each of the parties to this Agreement. At any time, any of the provisions of this Agreement may be waived by the written mutual consent of the parties to this Agreement.

                    The provisions of this Agreement shall be construed and
               interpreted in accordance with the laws of The Commonwealth of Massachusetts as then in effect.

               Agent Company Agreement

                    This Agreement shall be effective until terminated upon
               notice, three (3) months prior to the termination date, in writing to the other party to this Agreement, to the addresses listed in this Agreement.

                    This Agreement shall be governed by and construed in
               accordance with the laws of Japan.

               Distribution, Repurchase and Shareholder Servicing Agreement

                    This Agreement may be terminated by either party upon three
               (3) months' prior notice in writing to the other party to this Agreement, to the addresses listed in this Agreement.

                    This Agreement shall not be assigned by any party to this
               Agreement without the consent in writing of the other party.

                    This Agreement shall be governed by and construed in
               accordance with the laws of The Commonwealth of Massachusetts, U.S.A.

2    Outline of Disclosure System

     (1)  Disclosure in U.S.A.

          (i)  Disclosure to shareholders

               In accordance with the Investment Company Act of 1940, the fund is required to send to its shareholders annual and semi-annual reports containing financial information. Audited financial statements will be prepared and distributed annually and unaudited financial statements will be prepared and distributed semi-annually.

          (ii) Disclosure to the SEC

               The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the 1940 Act.

     (2)  Disclosure in Japan

               (i)  Disclosure to the Supervisory Authority

               (a)  Disclosure Required under the Securities and Exchange Law:

                    When the Fund intends to offer the Shares amounting to more than 100 million yen in Japan, it shall submit to the Director of Kanto Local Financial Bureau of the Ministry of Finance securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. These documents are made available for public inspection for investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance or through the electronic disclosure system regarding disclosure materials such as an annual securities report pursuant to the Securities and Exchange Law of Japan (EDINET).

                    The Sales Handling Companies of the Units shall deliver to the investors prospectuses, the contents of which are substantially identical to Part I and Part II of the securities registration statements (the "Mandatory Prospectus"). In addition, upon request from the investors, they shall deliver prospectuses the contents of which are substantially identical with Part III of the securities registration statements (the "Requested Prospectus"). For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when material changes in the operation of the Fund occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance of Japan or through EDINET.

               (b) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies

                    When the Fund handles offering or selling of Fund Units in
               Japan, the Manager must file with the Director of Financial Services Agency a prior notification concerning certain matters relating to the Fund in accordance with the Declaration of Trust of the Fund, the Law Concerning Investment Trust Fund and Investment Company ("the Investment Fund Law"). Also, when the Fund makes changes to the Declaration of Trust of the Fund, the Manager must file with the Director of Financial Services Agency a prior notification thereof, including the contents of such changes. Further, in accordance with the Investment Fund Law, the Fund must prepare an investment management report with regard to certain matters relating to the Fund's assets immediately after the end of each fiscal period of the Fund and must immediately file the above report with the Director of Financial Services Agency.

               (ii) Disclosure to Japanese Shareholders:

                    When the Fund makes changes to the Declaration of Trust of the Fund, if the contents of such changes are material, the Fund must give 30 day prior notice thereof, including the contents of such changes, before such changes are made, and its written notice stating these matters must be given to Japanese Unitholders known to the Sales Handling Companies; provided, however, that if such notice is delivered to each of all Japanese Unitholders, no public notice is required.

                    The Japanese Unitholders will be notified of the material
               facts which would change their position, including amendments to the Declaration of Trust, and of notices from the Fund, through the Sales Handling Companies.

                    The investment management report mentioned in sub-paragraph
               (a),(ii) above will be delivered to Japanese Unitholders known to the Sales Handling Companies.

3    Rights of Shareholders, etc.

     (1)  Rights of shareholders, etc.

               Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Account Agreement with the Sales Handling Companies. Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.

               The major rights enjoyed by Shareholders are as follows:

          (i)  Voting rights

               Shareholders of the Fund are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

               All classes of shares of the Fund have identical voting rights except that each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that class. Matters submitted to shareholder vote will be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

               There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filing such vacancy by other means, at least two-thirds of the trustees holding office have been elected by the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

               Upon written request by a minimum ten holders of shares having held their shares for a minimum of six months and having a net asset value at least $25,000 (with respect to the Trust) or constituting at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

               Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.

               The affirmative vote of a majority of shares of the Trust voted (assuming a quorum is present in person or by proxy) is required to amend the Declaration of Trust if such amendment (1) affects the power of shareholders to vote, (2) amends the section of the Declaration of Trust governing amendments, (3) is one for which a vote is required by law or by the Trust's registration statement or (4) is submitted to the shareholders by the Trustees. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the Fund shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Fund.

          (ii) Repurchase rights

               Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.

          (iii) Rights to receive dividends

               The Fund generally declares and pays dividends monthly. The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may be made more frequently. The Fund normally pays distributions to investors who own shares of the Fund as of the last day of each month. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.

          (iv) Right to receive distributions upon dissolution

               Upon termination of the Trust or of any one or more Series or Classes of shares, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Series or Class as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees consider appropriate reduce the remaining assets to distributable form in cash or shares or other property, or any combination thereof, and distribute the proceeds to the Shareholders of the Series involved, ratably according to the number of shares of such Series held by the several Shareholders of such Series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any Classes of shares of that Series, provided that any distribution to the Shareholders of a particular Class of shares shall be made to such Shareholders pro rata in proportion to the number of shares of such Class held by each of them.

          (v) Right to inspect accounting books and the like

               Shareholders are entitled to inspect the Declaration of Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.

          (vi) Right to transfer shares

               Shares are transferable without restriction except as limited by applicable law.

          (vii) Rights with respect to the U.S. registration statement

               If, under the 1933 Act, there is any false statement concerning any material matter in the U.S. Registration Statement, or any omission of any statement of material matters to be stated therein or necessary in order not to cause any misunderstanding of an important matter, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustee of the issuer (or any person placed in the same position) at the time of filing such Statement, any person involved in preparing such Statement or any subscriber of the relevant shares.

     (2)  Foreign exchange control

               In the U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

     (3)  Agent in Japan
               Mori Hamada & Matsumoto
               Marunouchi Kitaguchi Building
               6-5, Marunouchi 1-chome
               Chiyoda-ku, Tokyo

                  The foregoing law firm is the true and lawful agent of the
            Fund to represent and act for the Fund in Japan for the purpose of:

               1) the receipt of any and all legal claims, actions, proceedings, process, and communications addressed to the Trust or the Fund.

               2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.

                  The agent for the registration with the Director of Kanto
            Local Finance Bureau and the Commissioner of the Financial Services Agency of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:

               Harume Nakano
               Ken Miura
               Attorneys-at-law
               Mori Hamada & Matsumoto
               Marunouchi Kitaguchi Building
               6-5, Marunouchi 1-chome
               Chiyoda-ku, Tokyo

     (4)  Jurisdiction, etc.

          Limited only to litigation brought by Japanese investors regarding transactions relating to (3) 2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto. The enforcement procedures of the judgment are made in accordance with the Japanese laws.

IV.  FINANCIAL CONDITIONS OF THE FUND

l.   FINANCIAL STATEMENTS OF THE FUND
     [Omitted in this translation.]

2.   CURRENT CONDITION OF THE FUND

     Statement of Net Assets

                                                                                       (As of the end of January 2006)
----------------------------------------------------------------------------------------------------------------------
                                                                              U.S.$                   Japanese Yen
----------------------------------------------------------------------------------------------------------------------
                                                                                                  (in thousands except
                                                                                                        column e.)
----------------------------------------------------------------------------------------------------------------------
a.  Total Asset                                                           406,313,738                      47,843,443
----------------------------------------------------------------------------------------------------------------------
b.  Total Liabilities                                                       3,461,648                         407,609
----------------------------------------------------------------------------------------------------------------------
c.  Total Net Assets (a-b)                                                402,852,090                      47,435,834
----------------------------------------------------------------------------------------------------------------------
d.  Total Number of Units           Class Y                                 2,332,938 Units
      Outstanding                   Class J                                23,763,730 Units
                                    Class B                                   350,082 Units
                                    Class C                                 3,414,345 Units
                                    Class A                                 5,841,241 Units
----------------------------------------------------------------------------------------------------------------------
e.  Net Asset Value                 Class Y                                     11.30                           1,331
     per Unit (c/d)                 Class J                                     11.28                           1,328
                                    Class B                                     11.26                           1,326
                                    Class C                                     11.25                           1,325
                                    Class A                                     11.30                           1,331
----------------------------------------------------------------------------------------------------------------------

V.   Record of Sales and Redemption

     Record of sales and repurchases during the following fiscal years and number of outstanding Units of the Fund as of the end of such Fiscal Years are as follows:

--------------------------------------------------------------------------------------------------------------------
                                                 Number of          Number of Units        Number of Outstanding
                                                Units Sold            Repurchased                  Units
--------------------------------------------------------------------------------------------------------------------
1st Fiscal Year            Class I                231,499                 689                     230,810
(1/2/97-12/31/97)                                   (0)                   (0)                       (0)
                           Class R                84,428                 3,085                     81,343
                                                    (0)                   (0)                       (0)
--------------------------------------------------------------------------------------------------------------------
2nd Fiscal Year            Class I                90,904                 51,401                   270,313
(1/1/98-9/30/98)                                    (0)                   (0)                       (0)
                           Class R                178,620                90,210                   169,753
                                                    (0)                   (0)                       (0)
--------------------------------------------------------------------------------------------------------------------
3rd Fiscal Year            Class I                154,092               180,728                   243,677
(10/1/98-9/30/99)                                   (0)                   (0)                       (0)
                           Class R                203,345               115,588                   257,510
                                                   (0)                    (0)                       (0)
                           Class J               1,788,840              149,500                  1,639,340
                                                (1,788,840)            (149,500)                (1,639,340)
--------------------------------------------------------------------------------------------------------------------
4th Fiscal Year            Class I                212,321               163,038                   292,960
(10/1/99-9/30/00)                                   (0)                   (0)                       (0)
                           Class R                100,841               131,416                   226,935
                                                    (0)                   (0)                       (0)
                           Class J               1,982,500              567,740                  3,054,100
                                                (1,982,500)             (567,740)               (3,054,100)
--------------------------------------------------------------------------------------------------------------------
5th Fiscal Year            Class I                687,485               133,362                   847,083
(10/1/00-9/30/01)                                   (0)                   (0)                       (0)
                           Class R                17,362                244,297                      0
                                                    (0)                   (0)                       (0)
                           Class J              10,180,600             4,156,200                 9,078,500
                                               (10,180,600)           (4,156,200)               (9,078,500)
--------------------------------------------------------------------------------------------------------------------
6th Fiscal Year            Class I                364,972               442,686                   769,369
                                                    (0)                   (0)                       (0)
(10/1/01-9/30/02)          Class A                 1,034                   0                       1,034
                                                    (0)                   (0)                       (0)
                           Class R                 1,035                   0                       1,035
                                                    (0)                   (0)                       (0)
                           Class J              13,456,100             1,882,500                 20,652,100
                                               (13,456,100)           (1,882,500)               (20,652,100)
--------------------------------------------------------------------------------------------------------------------
7th Fiscal Year            Class Y                417,985               301,255                   886,099
                           (formerly I)             (0)                   (0)                       (0)
(10/1/02-9/30/03)          Class J              21,330,400             12,871,900                29,110,600
                                               (21,330,400)           (12,871,900)              (29,110,600)
                           Class B                13,845                   0                       13,845
                                                    (0)                   (0)                       (0)
                           Class C                  223                    0                        223
                                                    (0)                   (0)                       (0)
                           Class A                102,806                6,093                     97,748
                           (formerly R)             (0)                   (0)                       (0)
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
8th Fiscal Year            Class Y                527,812               355,309                   1,058,602
(10/1/03-9/30/04)          (formerly I)             (0)                   (0)                       (0)
                           Class J              12,912,010             13,039,250                28,983,360
                                               (12,912,010)           (13,039,250)              (28,983,360)
                           Class B                151,160                12,955                   152,050
                                                    (0)                   (0)                       (0)
                           Class C                845,209                67,071                   778,361
                                                    (0)                   (0)                       (0)
                           Class A                863,480               158,442                   802,786
                           (formerly R)             (0)                   (0)                       (0)
9th Fiscal Year            Class Y               1,948,232              785,313                  2,221,521
(10/1/04-9/30/05)          (formerly I)             (0)                   (0)                       (0)
                           Class J               9,384,600             11,470,140                26,897,820
                                                (9,384,600)           (11,470,140)              (26,897,820)
                           Class B                188,010                44,982                   295,078
                                                    (0)                   (0)                       (0)
                           Class C               1,785,361              163,058                  2,400,664
                                                    (0)                   (0)                       (0)
                           Class A               3,790,815             1,248,177                 3,345,424
                           (formerly R)             (0)                   (0)                       (0)
--------------------------------------------------------------------------------------------------------------------

     Note 1: The figures in parentheses show those sold, redeemed or outstanding in Japan.

     Note 2: Class J Securities are sold in Japan from May 24, 1999.

PART IV.  SPECIAL INFORMATION
I.   OUTLINE OF THE TRUST

l.   OUTLINE OF THE TRUST
(1)  Trust
     (a)  Amount of Capital

               Not applicable.

     (b)  Structure of the management of the Trust

               Subject to the provisions of the Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may elect and remove such officers and appoint and terminate such agents as they consider appropriate; they may appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; they may employ one or more custodians of the assets of the Trust and may authorize such custodians to employ sub-custodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank, retain a transfer agent or a shareholder servicing agent, or both, provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise, set record dates for the determination of Shareholders with respect to various matters, and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter. In addition to the foregoing, the trustees of the Trust who are not Interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940 shall have the power to hire employees and other agents and experts necessary to carry out their duties, as determined by the trustees of the Trust who are not Interested persons of the Trust in their discretion.

               The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1, (ii) with respect to any amendment of this Declaration of Trust to the extent and as provided in Article VIII, Section 8, (iii) to the extent provided in Article III, Section 9 as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, (iv) with respect to the termination of the Trust or any Series or class to the extent and as provided in Article VIII, Section 4, (v) to remove Trustees from office to the extent and as provided in Article V,
          Section 6 and (vi) with respect to such additional matters relating to the Trust as may be required by this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. The number of votes that each whole or fractional Share shall be entitled to vote as to any matter on which it is entitled to vote shall be as specified in the By-Laws. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. At any time when no Shares of a Series or class are outstanding the Trustees may exercise all rights of Shareholders of that Series or class with respect to matters affecting that Series or class and may with respect to that Series or class take any action required by law, this Declaration of Trust or the By-Laws to be taken by the Shareholders thereof. Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in Article IV,
          Section 1 and for such other purposes as may be prescribed by law, by this Declaration of Trust or by the By-Laws.

               Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place within or outside the Commonwealth of Massachusetts designated by the Trustees. Notice of any meeting of Shareholders, stating the time and place of the meeting, shall be given or caused to be given by the Trustees to each Shareholder by mailing such notice, postage prepaid, at least seven days before such meeting, at the Shareholder's address as it appears on the records of the Trust, or by facsimile or other electronic transmission, at least seven days before such meeting, to the telephone or facsimile number or e-mail or other electronic address most recently furnished to the Trust (or its agent) by the Shareholder. Whenever notice of a meeting is required to be given to a Shareholder under this Declaration of Trust or the By-Laws, a written waiver thereof, executed before or after the meeting by such Shareholder or his attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.

               Except when a larger quorum is required by law, by the By-Laws or by this Declaration of Trust, 30% of the Shares entitled to vote shall constitute a quorum at a Shareholders' meeting. When any one or more Series or classes is to vote as a single class separate from any other Shares which are to vote on the same matters as a separate class or classes, 30% of the Shares of each such class entitled to vote shall constitute a quorum at a Shareholders' meeting of that class. Any meeting of Shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. When a quorum is present at any meeting, a majority of the Shares voted shall decide any questions and a plurality shall elect a Trustee, except when a larger vote is required by any provision of this Declaration of Trust or the By-Laws or by law. If any question on which the Shareholders are entitled to vote would adversely affect the rights of any Series or class of Shares, the vote of a majority (or such larger vote as is required as aforesaid) of the Shares of such Series or class which are entitled to vote, voting separately, shall also be required to decide such question.

               Any action taken by Shareholders may be taken without a meeting if Shareholders holding a majority of the Shares entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of this Declaration of Trust or by the By-Laws or by law) and holding a majority (or such larger proportion as aforesaid) of the Shares of any Series or class entitled to vote separately on the matter consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

               Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of each Fund's property for all loss and expenses of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

               The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the

          Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust, except with respect to any matters as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such person may be indemnified against any liability to the Trust or the Trust's shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own Funds' shares for sale, but it is possible that the Trust might become liable for any misstatements in a Prospectus that relate to another Trust. The trustees of the Trust have considered this possible liability and approved the use of a combined Prospectus for Funds of the Trusts.


               Subject to such requirements and restrictions as may be set forth in the By-Laws, the Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory and/or management services for the Trust or for any Series or class with any corporation, trust, association or other organization (a "Manager"); and any such contract may contain such other terms as the Trustees may determine, including without limitation, authority for a Manager to determine from time to time without prior consultation with the Trustees what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments. The Trustees may also, at any time and from time to time, contract with a Manager or any other corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or principal underwriter for the Shares, every such contract to comply with such requirements and restrictions as may be set forth in the By-Laws; and any such contract may contain such other terms as the Trustees may determine.

               Unless terminated as provided the Declaration of Trust, the Trust shall continue without limitation of time. The Trust may be terminated at any time by vote of at least 66-2/3% of the Shares of each Series entitled to vote and voting separately by Series, or by the Trustees by written notice to the Shareholders. Any Series or class may be terminated at any time by vote of at least 66-2/3% of the Shares of that Series or class, or by the Trustees by written notice to the Shareholders of that Series or class. Nothing in this Declaration of Trust or the By-Laws shall restrict the power of the Trustees to terminate any Series or class of Shares by written notice to the Shareholders of such Series, whether or not such Shareholders have voted (or are proposed to vote) with respect to a merger, reorganization, sale of assets or similar transaction involving such Series or class of Shares.

               Upon termination of the Trust (or any Series or class, as the case may be), after paying or otherwise providing for all charges, taxes, expenses and liabilities belonging, severally, to each Series (or the applicable Series or attributable to the particular class, as the case may be), whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets belonging, severally, to each Series (or the applicable Series or attributable to the particular class, as the case may be), to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds belonging to each Series (or the applicable Series or attributable to the particular class, as the case may be), to the Shareholders of that Series (or class, as the case may be), as a Series (or class, as the case may
          be), ratably according to the number of Shares of that Series (or class, as the case may be) held by the several Shareholders on the date of termination.

(2)  Loomis, Sayles & Company, L.P. (the Investment Management Company)

     (a)  Amount of Capital Stock of the Investment Management Company
          1.   Amount of Capital (issued capital stock at par value):
                    Not applicable. Provided, however, that the partner
               capital (as of the end of January, 2006) was $66,659,000 (approximately [yen] 7.85 billion).
                    The partner capital during the recent five years is as
               follows:

                --------------------------------------------------------
                End of January, 2002                      $ 68,337,537
                --------------------------------------------------------
                End of January, 2003                      $ 36,072,756
                --------------------------------------------------------
                End of January, 2004                      $ 58,893,083
                --------------------------------------------------------
                End of January, 2005                      $ 57,603,168
                --------------------------------------------------------
                End of January 2006                       $ 66,659,000
                --------------------------------------------------------

          2.   Number of authorized shares of capital stock:
                    Not applicable.
          3.   Number of outstanding shares of capital stock:
                    Not applicable.
          4.   Amount of capital:
                    Not applicable.
     (b)  Structure of the management of the Investment Management Company

               Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who are responsible for making investment decisions for the Funds' portfolios as well as numerous other institutional and individual clients to which Loomis Sayles provides investment advice.. Loomis Sayles is a limited partnership whose general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of IXIS Asset Management Holdings LLC ("IXIS Holdings" ) which in turn is a wholly-owned subsidiary of IXIS US Group. IXIS US Group owns the entire limited partnership interest in Loomis Sayles.

               IXIS US Group is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. The registered address of CNP Assurances is 4, place Raoul Dautry, 75015 Paris, France. The registered address Caisse Nationale des Caisses d'Epargne is 5, rue Masseran, 75007 Paris, France. The registered office of CDC is 56, rue de Lille, 75007 Paris, France.

               The 12 principal subsidiary or affiliated asset management firms of IXIS US Group collectively had approximately $202.7 billion in assets under management or administration as of December 31, 2005.

               The Fund's advisory agreement with Loomis Sayles provides that the adviser will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee at an annual rate of 0.40% of the Fund's average daily net assets.

               The Fund pays all expenses not borne by its adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent accountants and legal counsel for the Fund and the Trust's Independent Trustees,

          12b-1 fees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of the Fund's adviser, or its affiliates, other than affiliated registered investment companies.

               The Fund's advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

               The advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act).

               The advisory agreement provides that the adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

               During the period shown below, pursuant to the advisory agreement described above, Loomis Sayles received the following amount of investment advisory fees from the Fund (before voluntary fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for the Fund:

                                 Fiscal Year Ended             Fiscal year Ended              Fiscal Year Ended
                                       9/30/03                      9/30/04                        9/30/05
                                           Fee Waivers                    Fee Waivers
          Fund               Advisory      and Expense      Advisory      and Expense      Advisory     Fee Waivers*
                                Fees       Assumptions        Fees        Assumptions        Fees

          Loomis Sayles
          Investment         $1,092,528      $6,771        $1,506,744       $43,823       $1,551,924      $323,993
          Grade Bond Fund

          * For the fiscal year ended September 30, 2004, in addition to the waiver of management fees the investment adviser reimbursed class level and other expenses in the amount of $195,840.

               Loomis Sayles has given a binding undertaking to reduce the advisory fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit its expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses to the annual rates indicated below. The undertaking will be binding on Loomis Sayles for a period of one-year from the date shown, and will be reevaluated on an annual basis.

Fund                                      Expense Limit          Date of Undertaking
--------------------------------------    -------------------    --------------------------
Investment Grade Bond Fund                                       February 1, 2006
     Class J                              1.30%

               In addition to serving as investment adviser to each series of the Trust, Loomis Sayles also acts as investment adviser to each series of Loomis Sayles Funds I, a registered open-end management investment company and certain series of IXIS Advisor Funds Trust I and IXIS Advisor Funds Trust II, each a registered open-end management investment company. Loomis Sayles also serves as subadviser to a number of other open-end management companies and provides investment advice to numerous other corporate and fiduciary clients.

               Loomis Sayles acts as investment adviser to Loomis Sayles Core Plus Bond Fund, Loomis Sayles Massachusetts Tax Free Income Fund, Loomis Sales Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Research Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Bond Fund, Loomis Sayles

          Global Bond Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Aggressive Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund, Loomis Sayles Global Markets Fund (formerly, Loomis Sayles Worldwide Fund), Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund. Loomis Sayles also provides investment advise to certain other open-end management investment companies and numerous other corporate and fiduciary clients.

               Daniel J. Fuss, has served as portfolio manager or co-portfolio manager of the Fund since its inception in 1996. Mr. Fuss is Vice Chairman, Director and Managing Partner of Loomis Sayles. He began his investment career in 1958 and joined Loomis Sayles in 1976. He received a B.S. and an M.B.A. from Marquette University. Mr. Fuss holds the designation of Chartered Financial Analyst and has over 47 years of investment experience.

               Steven Kaseta has served as co-portfolio manager of the Fund since February, 2002. Mr. Kaseta, Vice President began his investment career in 1982 and, joined Loomis Sayles in 1994. He received an A.B. from Harvard University and an M.B.A. from Wharton School at the University of Pennsylvania. Mr. Kaseta holds the designation of Chartered Financial Analyst and has over 23 years of investment experience.

2.   DESCRIPTION OF BUSINESS AND OUTLINE OF OPERATION
(1)  Trust

          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, IXIS Asset Management Advisors, L.P., to render administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

     Information Concerning Directors, Officers and Employees
     --------------------------------------------------------
     (1)  Trustees and Officers of the Trust

                                                                              (as at the end of January 2006)
-------------------------------------------------------------------------------------------------------------
Name                         Position(s) Held with         Principal Occupation(s) During Past 5 Years**
                             Trust, Length of Time
                             Served and Term of Office*
-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

-------------------------------------------------------------------------------------------------------------
Graham T. Allison, Jr.       Trustee since 2003            Douglas Dillion Professor and Director for the
                                                           Belfer Center of Science for International Affairs,
                             Contract Review and           John F. Kennedy School of Government, Harvard
                             Governance Committee          University
                             Member
-------------------------------------------------------------------------------------------------------------
Charles D. Baker             Trustee since 2005            President and Chief Executive Officer, Harvard
                             Contract Review and           Pilgrim Health Care (health plan)
                             Governance Committee
                             Member
-------------------------------------------------------------------------------------------------------------
Edward A. Benjamin           Trustee since 2002            Retired
                             Contract Review and
                             Governance Committee
                             Member
-------------------------------------------------------------------------------------------------------------
Daniel M. Cain               Trustee since 2003            President and CEO, Cain Brothers & Company,
                                                           Incorporated (investment banking)
                             Chairman of the Audit
                             Committee
-------------------------------------------------------------------------------------------------------------
Paul G. Chenault             Trustee since 2000            Retired; Trustee, First Variable Life (variable
                                                           life insurance)
                             Contract Review and
                             Governance Committee Member
-------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan             Trustee since 2003            Retired
                             Chairman of the Contract
                             Review and Governance
                             Committee
-------------------------------------------------------------------------------------------------------------
Richard Darman               Trustee since 2003            Partner, The Carlyle Group (investments);
                                                           formerly, Professor, John F. Kennedy School of
                             Contract Review and           Government, Harvard University
                             Governance Committee
                             Member
-------------------------------------------------------------------------------------------------------------
Sandra O. Moose              Trustee since 2003            President, Strategic Advisory Services
                                                           (management consulting); formerly, Senior Vice
                             Chairperson of the Board      President and Director, The Boston Consulting
                             of Trustees since November    Group, Inc. (management consulting)
                             2005

                             Ex officio member of the
                             Audit Committee and
                             Contract Review and
                             Governance Committee
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
John A. Shane                Trustee since 2003            President, Palmer Service Corporation (venture
                                                           capital organization)
                             Audit Committee Member
-------------------------------------------------------------------------------------------------------------
Cynthia L. Walker            Trustee since 2005            Executive Dean for Administration (formerly,
                                                           Dean for Finance and CFO), Harvard Medical School
                             Audit Committee Member
-------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
Robert J. Blanding (1)       Trustee                       President, Chairman, Director, and Chief
                             Chief Executive Officer       Executive Officer, Loomis Sayles; President and
                                                           Chief Executive Officer - Loomis Sayles Funds I
-------------------------------------------------------------------------------------------------------------
John T. Hailer (2)           Trustee                       President and Chief Executive Officer, IXIS
                             President                     Asset Management Advisors, L.P. and IXIS Asset
                                                           Management Distributors, L.P.; Executive Vice
                                                           President, Loomis Sayles Funds I; President and
                                                           Chief Executive Officer, AEW Real Estate Income
                                                           Fund, IXIS Advisor Cash Management Trust, IXIS
                                                           Advisor Funds Trust I, IXIS Advisor Funds
                                                           Trust II, IXIS Advisor Funds Trust III and IXIS
                                                           Advisor Funds Trust III and IXIS Advisor Funds
                                                           Trust IV
-------------------------------------------------------------------------------------------------------------

* Each Trustee serves until retirement, resignation or removal from the Board of Trustees. The current retirement age is 72, but the retirement policy was suspended for the calendar year 2005. At a meeting held on August 26, 2005, the Trustees voted to lift the suspension of the retirement policy and to designate 2006 as a transition period so that any Trustees who are currently age 72 or older or who reach age 72 during the remainder of 2005 or in 2006 will not be required to retire until the end of calendar year 2006. The position of Chairperson of the Board is appointed for a two year term.

** Previous positions during the past five years with IXIS Asset Management Distributors, L.P., IXIS Asset Management Advisors, L.P., IXIS Asset Management Services Company or Loomis Sayles are omitted if not materially different from a trustee's or officer's current position with such entity.

1 Mr. Blanding is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

2 Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director and Executive Vice President of IXIS Asset Management Distribution Corporation; and President and Chief Executive Officer of IXIS Advisors.

-------------------------------------------------------------------------------------------------------------

Name                         Position(s) Held with Trust   Principal Occupation(s) During Past 5 Years*
-------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------
Coleen Downs Dinneen         Secretary, Clerk and Chief    Senior Vice President, General Counsel, Secretary
                             Legal Officer                 and Clerk (formerly, Deputy General Counsel,
                                                           Assistant Secretary and Assistant Clerk), IXIS
                                                           Asset Management Distribution Corporation, IXIS
                                                           Asset Management Distributors, L.P., IXIS Asset
                                                           Management Advisors, L.P.
-------------------------------------------------------------------------------------------------------------
Daniel J. Fuss               Executive Vice President      Vice Chairman and Director, Loomis, Sayles &
                             (Loomis Sayles Funds          Company, L.P.; Prior to 2002, President and
                             Trusts only)                  Trustee of Loomis Sayles Funds II
-------------------------------------------------------------------------------------------------------------
Michael C. Kardok            Treasurer, Principal          Senior Vice President, IXIS Asset Management
                             Financial and Accounting      Advisors, L.P. and IXIS Asset Management
                             Officer                       Distributors, L.P.; formerly, Senior Director,
                                                           PFPC Inc; formerly, Vice President - Division
                                                           Manager, First Data Investor Services, Inc.
-------------------------------------------------------------------------------------------------------------
Max J. Mahoney               Anti-Money Laundering         Senior Vice President, Deputy General Counsel,
                             Officer and Assistant         Assistant Secretary and Assistant Clerk, IXIS
                             Secretary                     Asset Management Distribution Corporation, IXIS
                                                           Asset Management Distributors, L.P. and IXIS Asset
                                                           Management Advisors, L.P.; Chief Compliance
                                                           Officer, IXIS Asset Management Advisors, L.P.;
                                                           formerly, Senior Counsel, MetLife, Inc.; formerly,
                                                           Associate Counsel, LPL Financial Services, Inc
-------------------------------------------------------------------------------------------------------------
John E. Pelletier            Chief Operating Officer       Executive Vice President and Chief Operating
                                                           Officer (formerly, Senior Vice President, General
                                                           Counsel, Secretary and Clerk), IXIS Asset
                                                           Management Distributors, L.P. and IXIS Asset
                                                           Management Advisors, L.P.; Executive Vice
                                                           President and Chief Operating Officer (formerly,
                                                           Senior Vice President, General Counsel, Secretary
                                                           and Clerk), IXIS Asset Management Distribution
                                                           Corporation; Executive Vice President, Chief
                                                           Operating Officer and Director (formerly,
                                                           President, Chief Operating Officer, General
                                                           Counsel and Director), IXIS Asset Management
                                                           Services Company
-------------------------------------------------------------------------------------------------------------
Kristin Vigneaux             Chief Compliance Officer      Chief Compliance Officer for Mutual Funds, IXIS
                                                           Asset Management Distributors, L.P., IXIS Asset
                                                           Management Advisors, L.P.; formerly, Vice
                                                           President, IXIS Asset Management Services Company
-------------------------------------------------------------------------------------------------------------

* Each person listed above, except as noted, holds the same position(s) with the IXIS Advisor Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with IXIS Distributors, the principal underwriter for certain IXIS Advisor Funds and Loomis Sayles Funds (including other classes of the
Fund), IXIS Advisors or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.

     (2)  Employees of the Trust
          The  Trust has no employees.

(2)      Investment Management Company
          Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds, among other clients. As of the end of January, 2006, Investment Management Company administers and manages the following 38 portfolio, including 12 portfolios of the Trust with the total net asset value is US$ 3,798 million.

Fund List

                                                                               (as of the end of January, 2006)
--------------------------------------------------------------------------------------------------------------------
            Fund                      Month           Principal              Total NAV             NAV per share ($)
                                      /Date        Characteristics     ($ million; *=$ Rounded
                                      /Year                            to thousands, 000 omit)
                                   Established
--------------------------------------------------------------------------------------------------------------------

LOOMIS SAYLES FUNDS I (9 portfolios)
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Bond Fund              5/16/91      Fixed Income/Open    Retail            1,038    Retail       13.82
                                                                        Inst.            3,560     Inst.       13.86
                                                                       Admin               78     Admin        13.80
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Global Bond Fund       5/10/91        Global/Open        Retail              484    Retail       14.77
                                                                        Inst.              523     Inst.       14.88
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Fixed Income Fund      1/17/95      Fixed Income/Open     Inst.              456                 13.21
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Institutional          6/5/96       Fixed Income/Open     Inst.              117                  7.63
High Income Fund
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Intermediate           1/28/98      Fixed Income/Open     Inst.               42                  9.51
Duration Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Investment Grade       7/1/94       Fixed Income/Open     Inst.              193                 12.47
Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Value        5/13/91        Equity/Open        Retail              265    Retail       27.06
Fund
                                                                        Inst.              447     Inst.       27.23
                                                                       Admin                65    Admin        26.78
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Inflation              5/21/91      Fixed Income/Open     Inst.                9     Inst.       10.55
Protected Securities Fund
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles High Income            2/27/04      Fixed Income/Open     Inst.               18     Inst.       10.39
Opportunities Fund
--------------------------------------------------------------------------------------------------------------------

LOOMIS SAYLES FUNDS II (12 portfolios)
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Aggressive Growth      12/31/96       Equity/Open        Retail               32    Retail       21.58
Fund
                                                                        Inst.               19     Inst.       22.02
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Research Fund          7/31/00        Equity/Open           A              * 849      A           9.29
                                                                          B              * 301      B           9.17
                                                                          C              * 538      C           9.14
                                                                          Y                 27      Y           9.33
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Growth Fund            5/16/91        Equity/Open           A                121      A           6.52
                                                                          B                 41      B           6.41
                                                                          C                 40      C           6.41
                                                                          Y                131      Y           6.77
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Value Fund             5/13/91        Equity/Open         Inst.               40     Inst.       19.04
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Investment             12/31/96     Fixed Income/Open       Y                 26      Y          11.30
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Grade Bond Fund                                                           J                268      J          11.28
                                                                          A                 66      A          11.30
                                                                          B                  4      B          11.26
                                                                          C                 38      C          11.25
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Growth      12/31/96         Equity/Open          R                  4      R          12.23
Fund
                                                                        Inst.               18     Inst.       12.51
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Global Markets         5/1/96          Global/Open        Inst.               64     Inst.       12.72
Fund
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Tax-Managed           10/1/95          Equity/Open        Inst.                9                  9.55
Equity Fund
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles                        1/3/89       Fixed Income/Open       A                130      A          11.01
Limited Term
Government and Agency Fund
                                                                          B                 13      B          11.00
                                                                          C                  5      C          11.01
                                                                          Y                  3      Y          11.05
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Municipal Income       5/9/77       Fixed Income/Open       A                 99      A           7.45
Fund
                                                                          B                  7      B           7.46
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles High Income Fund      2/22/84       Fixed Income/Open       A                 26      A           5.07
                                                                          B                 10      B           5.07
                                                                          C                  3      C           5.07
--------------------------------------------------------------------------------------------------------------------
Loomis SaylesStrategic Income        5/1/95       Fixed Income/Open       A              1,343      A          14.29
Fund
                                                                          B                149      B          14.35
                                                                          C                978      C          14.34
                                                                          Y                 80      Y          14.28
--------------------------------------------------------------------------------------------------------------------

IXIS ADVISOR FUNDS TRUSTS I, II, and III
(7 portfolios)
--------------------------------------------------------------------------------------------------------------------
IXIS U.S. Diversified Portfolio      7/7/94          Equity/Open          A                401      A          21.15

                                                                          B                180      B          18.88
                                                                          C                 50      C          18.90
                                                                          Y                 21      Y          22.45
--------------------------------------------------------------------------------------------------------------------
IXIS Value Fund                      6/5/70          Equity/Open          A                100      A           8.58
                                                                          B                 23      B           7.73
                                                                          C                  3      C           7.73
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Massachusetts Tax     3/23/84       Fixed Income/Open       A                 75      A          16.55
Free Income Fund
                                                                          B                  3      B          16.51
--------------------------------------------------------------------------------------------------------------------
Loomis Sayles Core Plus Bond        11/7/73      Fixed Income/Open        A                 96      A          11.21
Fund
                                                                          B                123      B          11.22
                                                                          C                  6      C          11.23
                                                                          Y                  9      Y          11.26
--------------------------------------------------------------------------------------------------------------------
IXIS Moderate Diversified           7/14/04       Fixed Income/Equity/    A                 45      A          11.17
Portfolio                                                Open             C                 90      C          11.13
--------------------------------------------------------------------------------------------------------------------
IXIS Equity Diversified             1/31/04          Equity/Open          A                 12      A          11.17
Portfolio                                                                 C                 20      C          11.10
--------------------------------------------------------------------------------------------------------------------
IXIS Income Diversified             11/1/05       Fixed Income/Open       A                  6      A          10.30
Portfolio                                                                 C               *800      C          10.29
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

UNRELATED FUNDS (11 portfolios)
--------------------------------------------------------------------------------------------------------------------
Metropolitan Series                  5/2/94          Equity/Open          A              348.6(1)   A         218.87
Fund-Loomis Sayles                                                        B               15.5(1)   B         217.23
        Small Cap Series                                                  E               48.1(1)   E         217.67
--------------------------------------------------------------------------------------------------------------------
Managers Bond Fund                    5/84        Fixed Income/Open                      341.5(1)              24.47
--------------------------------------------------------------------------------------------------------------------
Managers Global Bond Fund           3/12/02       Fixed Income/Open                       38.8(1)              21.65
--------------------------------------------------------------------------------------------------------------------
Managers Fixed Income Fund          5/18/04       Fixed Income/Open       A                5.9(1)              10.59
                                                                          B               18.5(1)              10.53
                                                                          C               15.3(2)              10.60
                                                                          Y               12.5(1)
                                                                                          25.2(1)
--------------------------------------------------------------------------------------------------------------------
Managers Balanced Fund              5/18/04       Fixed Income/Open       A                2.2(1)              11.31
                                                                          B               10.6(1)              11.13
                                                                          C                5.5(1)              11.23
                                                                          Y                7.5                 11.40
--------------------------------------------------------------------------------------------------------------------
Maxim Loomis Sayles Small-Cap       11/1/94          Equity/Open                         180.1(1)              20.78
Value Portfolio
--------------------------------------------------------------------------------------------------------------------
Maxim Loomis Sayles Bond            11/1/94       Fixed Income/Open                      280.0(1)              12.24
Portfolio
--------------------------------------------------------------------------------------------------------------------
AB Funds                             8/27/01             Fixed           GS-2           56.6(1)    GS-2         9.16
Trust-Extended Duration                              Income/Open         GS-4          398.8(1)    GS-4        15.57
Bond Fund                                                                GS-6           15.2(1)    GS-6         9.15
                                                                         GS-8            5.3(1)    GS-8         9.15
--------------------------------------------------------------------------------------------------------------------
USAA Growth Fund                    04/05/71            Equity                           933.8(2)              14.53
                                                         Open
--------------------------------------------------------------------------------------------------------------------
First Start Growth Fund              8/1/97             Equity                           230.3(2)               9.99
                                                         Open
--------------------------------------------------------------------------------------------------------------------

(1) as of June 30, 2005
(2) as of July 31, 2005

    Information Concerning Officers and Employees
          The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. (Although, technically, the Investment Management Company does not have officers and directors because it is a limited partnership, the officers and directors of the General Partner serve the same function for the Investment Management Company and therefore, assume the same titles. Hereinafter the same.) For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

     List of Officers and Directors of Loomis, Sayles & Company, L.P.

                                                                             (as at the end of January, 2006)
      -------------------------------------------------------------------------------------------------------
      Name                   Position with Loomis, Sayles & Company,      Other Business Affiliation
                             L.P..
      -------------------------------------------------------------------------------------------------------
      Daniel J. Fuss         Executive Vice President, Vice Chairman      Executive Vice President  of the
                             and Director                                 Trust
      -------------------------------------------------------------------------------------------------------
      Robert J. Blanding     President, Chairman, Director and Chief      Trustee and President of the Trust
                             Executive Officer
      -------------------------------------------------------------------------------------------------------
      Kevin P. Charleston    Executive Vice President, Director and       Treasurer of the Trust
                             Chief Financial Officer
      -------------------------------------------------------------------------------------------------------
      Jean S. Loewenberg     General Counsel, Executive Vice              None
                             President, Director, Secretary and Clerk
      -------------------------------------------------------------------------------------------------------
      John F. Gallagher      Executive Vice President and Director        None
      III
      -------------------------------------------------------------------------------------------------------
      John R. Gidman         Executive Vice President and Director        None
      -------------------------------------------------------------------------------------------------------
      Lauriann C.            Executive Vice President and Director and    None
      Kloppenburg            Chief Investment Officer-Equity
      -------------------------------------------------------------------------------------------------------
      Jaehoon Park           Executive Vice President and Director and    None
                             Chief Investment Officer-Fixed Income
      -------------------------------------------------------------------------------------------------------
      Mark E. Smith          Executive Vice President and Director        None
      -------------------------------------------------------------------------------------------------------
      Peter S. Voss          Director                                     Chairman and Chief Executive
                                                                          Officer, IXIS Asset Management US
                                                                          Group
      -------------------------------------------------------------------------------------------------------

3. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY
     [Omitted in this translation.]

4. RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES
     Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Loomis, Sayles & Company, L.P., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name, 15% or more of the total issued outstanding shares of such a company), acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5. MISCELLANEOUS

(1) Trust

(a)  Changes of Trustees and Officers
     Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

(b)  Amendment to the Declaration of Trust
     The Trustees may without shareholder vote amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental hereto or an amended and restated Declaration of Trust. Shareholders shall have the right to vote (a) on any amendment that would affect their right to vote granted in Section 1 of Article V; (b) on any amendment to this Section 8; (c) on any amendment as may be required by law or by the Trust's registration statement filed with the Commission; and (d) on any amendment submitted to them by the Trustees. Any required or permitted to be submitted to Shareholders of one or more Series or classes that, as the Trustees determine, shall affect the Shareholders of one or more Series or classes shall be authorized by a vote of the Shareholders of each Series or class affected and no vote of shareholders of a Series or Class not affected shall be required.

(c)  Transfer of the Business Activities and Capital Situation
     Not applicable.

(d)  Litigation and Other Significant Events
     There is no litigation or no other proceeding in which the Trust is involved. The fiscal year end of the Trust is September 30. The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the trustees may also terminate the Trust or the Fund upon written notice to the shareholders.

(2)  Investment Management Company

(a)  Election and Removal of Directors
     Directors of the General Partner of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with the By-Laws of the General Partner of Investment Management Company.

(b)  Results of operations
     Officers of the General Partner of the Investment Management Company are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

(c)  Supervision by SEC of Changes in Directors and Certain Officers
     Loomis Sayles files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.

(d) Amendment to the Agreement of Limited Partnership of Investment Management Company, Articles of Organization and By-Laws of its General Partner, Transfer of Business Activities, Capital Situation and Other Important Matters
     A change in control of the Investment Management Company would likely constitute an assignment under the Investment Advisers Act of 1940 and the Investment Company Act of 1940, and result in a termination of the investment management contract. Approval of a new investment management contract would require approval by shareholders of the Fund.

(e)  Litigation, etc.
     During one-year prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.

II.   OUTLINE OF THE OTHER RELATED COMPANIES

(A) State Street Bank and Trust Company (the Transfer Agent, Shareholder Service Agent, Dividend Paying Agent and Custodian)
     (1)  Amount of Capital:
          U.S.$ 20.732 billion (approximately [yen]2,441 billion) as at the end of January 2006.
     (2)  Description of Business:
          State Street Bank and Trust Company, Boston, Massachusetts 02111, serves as the custodian for the Trust. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

          State Street Bank serves as the Class J shares transfer agent. As such, State Street Bank receives orders for purchase of Class J shares, accepts redemption requests, effect transfers of Class J shares, prepare and transmit payments for dividends and distributions declared by the Fund on behalf of the Class J shares and maintain records of accounts. (3) Outline of Business Relationship with the Fund: State Street Bank and Trust Company provides transfer agent services, shareholder services, dividend paying services and custody services to the Fund.

(B)  IXIS Asset Management Advisors, L.P. (the Administrative Services Agent)
     (1)  Amount of Capital:
          U.S.$ 3,302,784 (approximately [yen]388.9 million) as at the end of January, 2006
     (2)  Description of Business:
          IXIS Asset Management Advisors, L.P. provides administrative services to mutual funds and certain other investment vehicles managed by IXIS Asset Management Advisors, L.P. and its affiliates, including Loomis, Sayles & Company, L.P. IXIS Asset Management Services Company, an affiliate of IXIS Advisors, provides certain shareholder servicing function to other mutual funds advised by affiliates of IXIS Asset Management Advisors, L.P.
     (3)  Outline of Business Relationship with the Fund:

          IXIS Asset Management Advisors, L.P. provides administrative services to the Fund, including fund treasury and legal services to the Fund and these services consist of, among other things, the preparation, review and filing of the Fund's semi-annual and annual reports, prospectuses, and registration statements.

(C)  Loomis Sayles Distributors, L.P. (the Distributor)
     (1)  Amount of Capital:
          U.S.$1,660,000 (approximately [yen]195.47 million) as at the end of January, 2006
     (2)  Description of Business:
          Under an agreement with the Trust (the "Distribution Agreement"), Loomis Sayles Distributors, L.P. serves as the general distributor of the Class J shares of the Fund. Under this agreement, Loomis Sayles Distributors, L.P. is not obligated to sell a specific number of shares. Loomis Sayles Distributors, L.P. bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under United States state and federal securities laws and the distributing its prospectuses to existing shareholders.
          The Distribution Agreement may be terminated at any time with respect to the Fund on 60 days' written notice without payment of any penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund's Class J shares or by vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose.
          The Fund has adopted a Service and Distribution Plan for Class J shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan") under which the Fund pays the Distributor, an affiliate of Loomis Sayles, a monthly service fee at an annual rate not to exceed 0.25 % of the Fund's average net assets attributable to Class J shares and a monthly distribution fee at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to Class J shares. Loomis Sayles Distributors, L.P. may pay all or any portion of the service fee to Japanese broker-dealers or other organizations (including affiliates of Loomis Sayles Distributors, L.P.) as service fees pursuant to agreements with such organizations for providing personal service to investors in Class J shares and/or maintenance of shareholder accounts. Loomis Sayles Distributors, L.P. may pay all or any portion of the distribution fee to securities dealers or other organizations (including affiliates of the Distributor) as commissions, asset based sales charges or other compensation with respect to the sale of Class J shares of the fund and may retain all or any portion of the distribution fee as compensation for Loomis Sayles Distributors, L.P.'s services or principal underwriting of Class J shares. Pursuant to Rule 12b-1 under the 1940 Act, the Plan (together with the Distribution Agreement) was approved by the board of trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement (the "Independent Trustees") as well as by Class J shareholders of the Fund. Loomis Sayles Distributors, L.P. has entered into an agreement with its afiiliate, IXIS Investment Services Japan, Ltd., to pay a quarterly fee equal to any amounts paid by the Fund to Loomis Sayles Distributors, L.P. pursuant to the Plan, minus any payments made to brokers, dealers or other financial intermediaries with respect to the sale and/or servicing of the class J Shares. Such fee is paid to compensate IXIS Investment Services Japan, Ltd. for marketing services provided in support of the promotion of the sale of Class J Shares.

          The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Fund's Class J shares. The Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. The Trust's trustees review quarterly written reports of costs incurred under the Plan and the purposes for which such costs have been incurred.
          The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of Trustees and (ii) by the vote of a majority of the Independent Trustees, in each case cast in person at a meeting called for that purposes.
          The following table provides information on the amount of fees actually paid by Class J shares of the Fund under the Plan during the past fiscal year. A portion of these fees was paid out to intermediaries in Japan for shareholder servicing, and a portion was retained by the Distributor and paid out entirely in commission to the Distributor's Japanese representative.

                                                       Fiscal Year ended September 30,
                       12b-1 Fees                                    2005
--------------------------------------------------     -------------------------------

Loomis Sayles Investment Grade Bond Fund (Class J)              $2,454,716

Compensation to Broker Dealers in Japan                          1,636,477
Compensation to Loomis Sayles Distributors, L.P.'s                 627,467
   Sales Personnel and other Related Costs

Total                                                           $4,718,660

     (3) Outline of Business Relationship with the Fund Loomis Sayles Distributors, L.P. engages in providing marketing services to the Fund.

(D) Marusan Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)
     (1)  Amount of Capital
          [yen]10 billion as at the end of January, 2006
     (2)  Description of Business
          Marusan is a diversified securities company in Japan. Marusan engages in handling the sales and redemptions of the fund shares for offering foreign investment funds.
     (3)  Outline of Business Relationship with the Fund
          The Company acts as a Distributor in Japan and Agent Company for the Fund in connection with the offering of shares in Japan.

(E)  SMBC Friend Securities Co., Ltd. (Distributor in Japan)
     (1)  Amount of Capital
          [yen]27.27 billion as at the end of January, 2006
     (2)  Description of Business
          SMBC Friend is a diversified securities company in Japan. SMBC Friend engages in handling the sales and redemptions of the fund shares for foreign investment funds. Effective from April 1, 2004, Izumi Securities Co., Ltd. and SMBC Friend Securities Co., Ltd. are merged and the new trade name becomes SMBC Friend Securities Co., Ltd.
     (3)  Outline of Business Relationship with the Fund
          The Company acts as a Distributor in Japan for the Fund in connection with the offering of shares in Japan.

(F)  Mitsubishi UFJ Securities Co., Ltd. (Distributor in Japan)
     (1)  Amount of Capital
          [yen]65.518 billion as at the end of February, 2006
     (2)  Description of Business
          Mitsubishi is a diversified securities company in Japan. Mitsubishi engages in handling the sales and redemptions of the fund shares for foreign investment funds.
     (3)  Outline of Business Relationship with the Fund

          The Company acts as a Distributor in Japan for the Fund in connection with the offering of shares in Japan.

(G)  Capital Relationships
          N/A.

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entity by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I.   Massachusetts Business Trusts

     A.   General Information

          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations" including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B.   Shareholder Liability

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

     A.   General

          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

          1.   Investment Company Act of 1940

               The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          2.   Securities Act of 1933

               The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          3.   Securities Exchange Act of 1934

               The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          4.   The Internal Revenue Code of 1986

               An investment company is an entity subject to federal income taxation under the Internal Revenue Code of 1986, as amended. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

          5.   Other laws

               The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

          1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

          2. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

     C.   Offering Shares to the Public

          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     D.   Ongoing Requirements

          Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;

          1. Updating its prospectus if it becomes materially inaccurate or misleading;

          2.   Annual update of its registration statement;

          3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

          4. Filing its complete portfolio schedule with the SEC as of the end of its first and third fiscal quarters;

          5. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

          6.   Maintenance of a code of ethics; and

          7. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund

     The board of directors or trustees of a fund is responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

     A.   Valuation

          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00) each day the Exchange is open.

     B.   Redemption

          Shareholders may generally sell shares of a fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

     C.   Transfer agency

          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.   Shareholder Information, Rights and Procedures for the Exercise of Such
     Rights

     A.   Voting Rights

          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends

          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution

          Upon liquidation of a fund, Shareholders would normally be entitled to receive a portion of the fund's net assets in accordance with the proportion of the fund's outstanding shares owned.

     D.   Transferability

          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection

          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  U.S. Tax Matters

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.
     The Internal Revenue Service ("IRS") requires the Fund to withhold ("backup withholding") from a shareholder a portion of any redemption proceeds and of any investment income dividends and capital gain distributions in the following situations:

    (i) if the shareholder does not provide a correct taxpayer identification number to the Fund;
    (ii) if the IRS notifies the Fund that the shareholder has underreported income in the past and thus is subject to backup withholding; or
    (iii) if the shareholder fails to certify to the Fund that the shareholder is not subject to such backup withholding because, for example, of the shareholder's foreign (non-U.S.) status.
     The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

U.S. Federal Income Taxation of the Fund
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of Internal Revenue Code of 1986 as amended (the "Code"). In order qualify as such, and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(ii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (that is, generally, its taxable income exclusive of net capital gain) and its tax-exempt income; and

(iii) diversify its holdings so that at the end of each fiscal quarter of each taxable year (a) at least 50% of the value of its assets is invested in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and that are engaged in the same, similar, or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     A nondeductible excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal income tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which they are declared.

     The Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes, or it may require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     Investments by the Fund in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investment to market annually or to treat the passive foreign investment company as a "qualified electing fund."

     If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders the requisite amount of its investment company taxable income and net capital gains to eliminate any tax liability at the Fund level.

Shareholder-Level Taxes - In General
     Distribution of income and capital gains are taxable whether received in cash or reinvested in additional shares. Such distributions are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur for shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

Foreign Shareholders
     The following discussion addresses only the U.S. federal income tax consequences of an investment in the Fund to a foreign shareholder (including a nonresident alien individual who does not have a "substantial presence" in the United States under the Code, a foreign estate, a foreign trust, a foreign corporation, and a foreign partnership).

     Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under the 2004 Act, effective for taxable years of the Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or
(z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person of the foreign person and the foreign person is a controlled corporations) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

     If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

U.S. Shareholders

     The following discussion addresses only the U.S. federal income tax consequences of an investment in the Fund to a U.S. shareholder. Distributions by the Fund of investment company taxable income will be taxable to U.S. shareholders as ordinary income. Properly designated distributions of net capital gain will be taxable to U.S. shareholders as long-term capital gains without regard to how long the shareholder has held shares of the Fund.

     Redemptions, sales and exchanges of the Fund's shares are taxable events and, accordingly, U.S. shareholders may realize gains and losses on such dispositions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the disposition of Fund shares will be treated as short-term capital gain. However, if a U.S. shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the U.S. shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     Generally, the Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations, or corporations that do not hold their shares for at least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date. The dividends-received deduction also is not available with respect to dividends derived from the Fund's investments, if any, in foreign securities or REITs.

Conclusion
     The foregoing discussion relates solely to U.S. federal income tax law, based on the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations, which are subject to change by legislative or administrative action. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, foreign, and local taxes.

VII. Important Participants in Offering of Mutual Fund Shares

     A.   Investment Company

          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator

          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter

          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principally underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent

          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian

          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

IV.  FORM OF FOREIGN INVESTMENT FUND SECURITIES

     [Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

     (1)  Front
     a.   Name of the Fund
     b.   Number of shares represented
     c.   Signatures of the Chairman and Transfer Agent
     d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2)  Back
     a.   Space for endorsement
     b.   Description concerning delegation of transfer agency]

V.   MISCELLANEOUS
1.   The ornamental design is used in cover page of the Japanese Prospectus.

                                      120